AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 90.9%
Asset-Backed Securities — 4.6%
Automobiles — 0.4%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26	8,140	$ 7,128,734
Ford Credit Auto Owner Trust,
Series 2017-02, Class B, 144A
2.600%	03/15/29	373	384,855
Foursight Capital Automobile Receivables Trust,
Series 2016-01, Class A2, 144A
2.870%	10/15/21	4	3,650
Hertz Vehicle Financing LP,
Series 2019-03A, Class A, 144A
2.670%	12/26/25	3,700	3,273,526
			10,790,765
Collateralized Loan Obligations — 1.1%
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-05A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.336%(c)	07/17/26	1,359	1,191,378
Cent CLO Ltd. (Cayman Islands),
Series 2013-19A, Class A1A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 0.000%)
3.105%(c)	10/29/25	2,724	2,707,745
Community Funding CLO (Cayman Islands),
Series 2015-01A, Class A, 144A
5.750%	11/01/27	8,094	8,129,145
Galaxy CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)
2.839%(c)	04/20/31	781	721,173
Jamestown CLO Ltd. (Cayman Islands),
Series 2015-07A, Class CR, 144A, 3 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
4.394%(c)	07/25/27	2,001	1,456,394
JFIN CLO Ltd. (Cayman Islands),
Series 2014-01A, Class B1R, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
3.269%(c)	04/21/25	2,750	2,422,568
KVK CLO Ltd. (Cayman Islands),
Series 2016-01A, Class C, 144A, 3 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
4.981%(c)	01/15/29	2,257	1,857,945
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.198%(c)	10/13/27	2,000	1,746,154
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
2.881%(c)	04/15/26	1,329	1,160,862
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.231%(c)	04/15/26	1,006	832,901
Shackleton CLO Ltd. (Cayman Islands),
Series 2016-09A, Class B, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 0.000%)
3.719%(c)	10/20/28	1,519	1,401,318
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Tralee CLO Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.849%(c)	10/20/27	4,597	$ 4,456,780
WhiteHorse Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
2.663%(c)	05/01/26	1,458	1,448,818
			29,533,181
Home Equity Loans — 0.5%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W08, Class A2, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.480%)
1.907%(c)	05/25/34	1,258	1,244,943
Countrywide Home Equity Loan Trust,
Series 2006-HW, Class 2A1B, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.855%(c)	11/15/36	162	125,641
Option One Mortgage Loan Trust,
Series 2007-FXD2, Class 1A1
5.820%	03/25/37	11,830	10,868,695
Renaissance Home Equity Loan Trust,
Series 2006-03, Class AV3, 1 Month LIBOR + 0.240% (Cap 14.000%, Floor 0.240%)
1.187%(c)	11/25/36	2,231	661,328
			12,900,607
Other — 0.3%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2019-01A, Class A2I, 144A
4.194%	06/07/49	6,000	5,457,000
CSEMC Magnolia Finance DAC (Ireland),
Series 2019-03, Class A, 144A, 3 Month LIBOR + 2.900% (Cap N/A, Floor 0.000%)
4.670%(c)	08/09/24	995	993,738
Fannie Mae Grantor Trust,
Series 2017-T01, Class A
2.898%	06/25/27	898	947,478
Freddie Mac Structured Pass-Through Certificates,
Series 2017-SR01, Class A3
3.089%	11/25/27	480	529,001
			7,927,217
Residential Mortgage-Backed Securities — 1.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R02, Class A1A, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.345%)
1.637%(c)	04/25/34	265	260,542
Bravo Mortgage Asset Trust,
Series 2006-01A, Class M1, 144A, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
1.347%(c)	07/25/36	8,370	6,329,408
Countrywide Asset-Backed Certificates Trust,
Series 2004-13, Class MF1
5.071%(cc)	04/25/35	3,541	3,363,340
A1

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-SD03, Class A1, 144A, 1 Month LIBOR + 0.330% (Cap 14.500%, Floor 0.330%)
1.277%(c)	07/25/36	288	$ 260,401
Equity One Mortgage Pass-Through Trust,
Series 2002-05, Class M1
5.803%(cc)	11/25/32	1,479	1,452,889
PFCA Home Equity Investment Trust,
Series 2003-IFC06, Class A, 144A
4.409%(cc)	04/22/35	14,090	14,222,739
RAMP Trust,
Series 2006-RZ04, Class A3, 1 Month LIBOR + 0.270% (Cap 14.000%, Floor 0.270%)
1.217%(c)	10/25/36	1,893	1,817,825
			27,707,144
Small Business Loan — 0.2%
SBA Small Business Investment Cos.,
Series 2018-10B, Class 1
3.548%	09/10/28	1,564	1,662,815
United States Small Business Administration,
Series 2019-20D, Class 1
2.980%	04/01/39	1,663	1,807,471
Series 2019-25G, Class 1
2.690%	07/01/44	1,605	1,647,385
			5,117,671
Student Loans — 1.1%
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2A, 144A
2.460%	11/15/68	3,810	3,853,689
Navient Student Loan Trust,
Series 2016-07A, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.097%(c)	03/25/66	1,841	1,768,103
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.997%(c)	12/27/66	3,360	3,293,690
SLC Student Loan Trust,
Series 2008-01, Class A4A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.341%(c)	12/15/32	3,276	3,246,221
SLM Student Loan Trust,
Series 2003-04, Class A5E, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.491%(c)	03/15/33	2,228	2,069,373
Series 2011-01, Class A1, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)
1.467%(c)	03/25/26	17	16,836
SMB Private Education Loan Trust,
Series 2015-C, Class R, 144A
—%(p)	09/18/46	63,950	3,770,177
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	8,930	8,823,092
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2015-C, Class R, 144A
—%(p)	08/25/36	1	$ 1,201,632
			28,042,813

Total Asset-Backed Securities (cost $141,825,122)			122,019,398
Bank Loans — 6.2%
Advertising — 0.1%
Terrier Media Buyer, Inc.,
Term Loan, 3 Month LIBOR + 4.250%
5.700%(c)	12/17/26	2,125	1,811,285
Airlines — 0.0%
American Airlines, Inc.,
2017 Replacement Class B Term Loan, 1 Month LIBOR + 2.000%
2.705%(c)	12/14/23	920	747,454
Auto Parts & Equipment — 0.1%
Panther BF Aggregator, LP,
First Lien Initial Dollar Term Loan , 1 Month LIBOR + 3.500%
4.441%(c)	04/30/26^	2,766	2,517,151
Building Materials — 0.1%
API Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
3.489%(c)	10/01/26	1,915	1,728,468
Commercial Services — 0.6%
Allied Universal Holdco LLC,
Initial Term Loan, 1 Month LIBOR + 4.250%
5.239%(c)	07/10/26	3,326	3,034,787
Atlantic Aviation FBO, Inc.,
Term Loan, 1 Month LIBOR + 3.750%
4.740%(c)	12/06/25^	622	578,576
BrightView Landscapes LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
3.313%(c)	08/15/25^	1,631	1,541,248
Garda World Security Corp. (Canada),
First Lien Term Loan B, 3 Month LIBOR + 4.750%
6.390%(c)	10/23/26^	907	852,511
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
4.200%(c)	06/07/23^	4,516	4,041,585
Prime Security Services Borrower LLC,
2019 Refinancing Term B-1 Loan, 1 Month LIBOR + 3.250%
4.606%(c)	09/23/26	4,233	3,788,715
Trans Union LLC,
Term B-5 Loan, 1 Month LIBOR + 1.750%
2.739%(c)	11/16/26	1,400	1,336,064
			15,173,486
Computers — 0.3%
Dell International LLC,
Refinancing Term B-1 Loan, 1 Month LIBOR + 2.000%
2.990%(c)	09/19/25	2,944	2,804,051
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
4.691%(c)	09/30/24	4,486	4,134,078

A2

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Computers (cont’d.)
Western Digital Corp.,
New Term Loan B-4, 3 Month LIBOR + 1.750%
3.353%(c)	04/29/23	63	$ 60,470
			6,998,599
Diversified Financial Services — 0.5%
Citadel Securities LP,
Term B Facility, 1 Month LIBOR + 2.750%
3.739%(c)	02/27/26^	579	503,339
Deerfield Dakota Holding LLC,
Term Loan,
—%(p)	03/06/27^	3,300	2,772,000
Edelman Financial Center LLC (The),
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
4.179%(c)	07/21/25	3,560	3,008,074
Focus Financial Partners LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.000%
2.989%(c)	07/03/24	1,749	1,573,927
Jane Street Group LLC,
Dollar Term Loan, 3 Month LIBOR + 3.000%
4.613%(c)	01/31/25	2,187	1,925,008
RPI 2019 Intermediate Finance Trust,
Term B-1 Term Loan, 1 Month LIBOR + 1.750%
2.739%(c)	02/05/27	3,162	2,898,570
VFH Parent LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.005%(c)	03/01/26	1,113	1,012,749
			13,693,667
Entertainment — 0.3%
CEOC LLC,
Term B Loan, 1 Month LIBOR + 2.000%
2.989%(c)	10/07/24	1,871	1,515,895
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 2.500%
3.489%(c)	05/29/26	1,818	1,427,144
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
4.159%(c)	08/14/24	4,321	3,467,199
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
4.950%(c)	07/10/25	155	146,267
UFC Holdings LLC,
Term B Loan, 1 Month LIBOR + 3.250%
4.250%(c)	04/29/26^	2,931	2,550,386
			9,106,891
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
2018 Incremental Term Loan, 1 - 3 Month LIBOR + 3.000%
3.995%(c)	05/30/25	389	376,402
Food Service — 0.1%
Aramark Services, Inc.,
US Term B-3 Loan, 1 Month LIBOR + 1.750%
2.739%(c)	03/11/25	1,187	1,098,297
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Food Service (cont’d.)
TKC Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
4.750%(c)	02/01/23^	535	$ 422,196
			1,520,493
Foods — 0.0%
Froneri US, Inc. (United Kingdom),
Facility B-2, 1 Month LIBOR + 2.250%
3.239%(c)	01/29/27^	1,290	1,222,275
Healthcare-Products — 0.4%
AthenaHealth, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 4.500%
5.284%(c)	02/11/26^	5,864	5,453,972
Sotera Health Holdings LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	12/11/26	4,780	4,198,432
			9,652,404
Healthcare-Services — 0.5%
Air Medical Group Holdings, Inc.,
2018 Term Loan, 2 Month LIBOR + 3.250%
4.932%(c)	04/28/22	1,460	1,326,513
HCA, Inc.,
Tranche B-12 Term Loan, 1 Month LIBOR + 1.750%
2.739%(c)	03/13/25	987	935,180
Jaguar Holding Co. II,
2018 Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	08/18/22	2,513	2,394,539
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
5.353%(c)	11/17/25	4,123	3,823,751
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%
4.113%(c)	03/05/26^	2,481	2,257,966
Radnet Management, Inc.,
Term B-1 Loan (First Lien), 3 Month LIBOR + 3.500%
5.350%(c)	06/30/23^	2,191	1,917,141
			12,655,090
Holding Companies-Diversified — 0.1%
First Eagle Holdings, Inc.,
2018 Refinancing Term Loan B, 3 Month LIBOR + 2.500%
3.950%(c)	02/01/27	2,206	1,836,427
Household Products/Wares — 0.1%
Reynolds Consumer Products LLC,
Initial Term Loan, 3 Month LIBOR + 1.750%
3.501%(c)	02/04/27	4,320	4,044,692
Insurance — 0.2%
Asurion LLC,
Amendment No. 14 Replacement B-4 Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	08/04/22	2,893	2,647,576
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	11/03/24	1,631	1,511,227
			4,158,803

A3

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Investment Companies — 0.0%
FinCo I LLC,
2018 Replacement Term Loan, 1 Month LIBOR + 2.000%
2.989%(c)	12/27/22	1,355	$ 1,223,612
Leisure Time — 0.1%
Alterra Mountain Co.,
Initial Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	07/31/24	2,330	2,050,578
Lodging — 0.6%
Boyd Gaming Corp.,
Refinancing Term B Loan, 1 Month LIBOR + 2.250%
2.934%(c)	09/15/23	301	260,426
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
3.739%(c)	12/23/24	2,556	2,054,112
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.239%(c)	04/18/24	1,886	1,640,912
Four Seasons Hotels Ltd. (Canada),
Restated Term Loan, 1 Month LIBOR + 2.000%
3.603%(c)	11/30/23	1,369	1,237,871
Golden Nugget LLC,
First Initial Term Loan, 1 - 3 Month LIBOR + 2.500%
3.592%(c)	10/04/23	2,898	2,231,701
Hilton Worldwide Finance LLC,
Refinance Series B-2 Term Loan, 1 Month LIBOR + 1.750%
2.697%(c)	06/22/26	3,784	3,506,445
Station Casinos LLC,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
3.240%(c)	02/08/27	1,083	894,468
Wynn Resorts Finance LLC,
Term Loan,
—%(p)	09/20/24^	4,768	3,814,200
			15,640,135
Media — 0.7%
Charter Communications Operating LLC,
Term Loan B1, 1 Month LIBOR + 1.750%
2.740%(c)	04/30/25	3,934	3,751,803
CSC Holdings LLC,
September 2019 Term Loan, 1 Month LIBOR + 2.500%
3.112%(c)	04/15/27	740	705,466
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
4.180%(c)	08/24/26^	677	520,982
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%
3.489%(c)	11/18/24	271	240,062
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	05/01/26	1,728	1,457,419
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.750%
4.331%(c)	09/18/26	4,572	4,246,779
Univision Communications, Inc.,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	03/15/24	2,555	2,129,610
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Media (cont’d.)
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
3.205%(c)	01/31/28	4,640	$ 4,349,626
Ziggo Financing Partnership (Netherlands),
Term Loan I, 1 Month LIBOR + 2.500%
3.205%(c)	04/30/28	1,005	924,370
			18,326,117
Packaging & Containers — 0.2%
Berry Global, Inc.,
Term W Loan, 3 Month LIBOR + 2.000%
2.863%(c)	10/01/22	1,730	1,645,230
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
3.739%(c)	02/06/23	2,893	2,730,484
			4,375,714
Pharmaceuticals — 0.6%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.612%(c)	06/02/25	2,048	1,945,834
BioScrip, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 4.500%
5.489%(c)	08/06/26^	1,865	1,566,873
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%
3.497%(c)	03/01/24	4,330	3,925,753
Elanco Animal Health, Inc.,
Term Loan,
—%(p)	02/04/27	3,770	3,572,075
Grifols Worldwide Operations Ltd. (Spain),
Dollar Tranche B Term Loan, 1 Month LIBOR + 2.000%
2.684%(c)	11/15/27	3,771	3,575,737
			14,586,272
Real Estate Investment Trusts (REITs) — 0.0%
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 1.750%
2.674%(c)	12/20/24	1,520	1,383,200
Retail — 0.2%
1011778 BC Unlimited Liability Co. (Canada),
Term B-4 Loan, 1 Month LIBOR + 1.750%
2.739%(c)	11/19/26	4,943	4,547,842
Academy Ltd.,
Initial Term Loan, 1 Month LIBOR + 4.000%
5.565%(c)	07/01/22	2,050	1,088,128
Michaels Stores, Inc.,
2018 New Replacement Term B Loan, 1 - 6 Month LIBOR + 2.500%
3.546%(c)	01/30/23^	993	823,861
			6,459,831
Software — 0.1%
Dcert Buyer, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
4.989%(c)	10/16/26	4,150	3,679,668

A4

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Software (cont’d.)
MA FinanceCo LLC (United Kingdom),
Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%
3.489%(c)	06/21/24	55	$ 48,583
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
3.489%(c)	06/21/24	367	328,096
			4,056,347
Telecommunications — 0.2%
Level 3 Financing, Inc.,
Tranche B 2027 Term Loans, 1 Month LIBOR + 1.750%
2.739%(c)	03/01/27	2,060	1,915,543
Numericable US LLC (France),
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
4.392%(c)	01/31/26	1,789	1,663,527
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	02/02/24^	1,639	1,627,007
			5,206,077
Transportation — 0.1%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
3.450%(c)	12/30/26	3,410	3,252,287

Total Bank Loans (cost $183,246,804)			163,803,757
Commercial Mortgage-Backed Securities — 4.4%
BBCCRE Trust,
Series 2015-GTP, Class E, 144A
4.563%(cc)	08/10/33	5,190	4,402,679
BX Commercial Mortgage Trust,
Series 2018-IND, Class H, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.705%(c)	11/15/35	17,283	12,522,546
CHT Mortgage Trust,
Series 2017-CSMO, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.635%(c)	11/15/36	3,490	2,927,036
Citigroup Commercial Mortgage Trust,
Series 2019-GC41, Class XA, IO
1.190%(cc)	08/10/56	53,901	3,849,668
Commercial Mortgage Trust,
Series 2013-CR12, Class AM
4.300%	10/10/46	450	461,364
Series 2013-CR12, Class B
4.762%(cc)	10/10/46	390	387,351
Series 2013-CR12, Class C
5.071%(cc)	10/10/46	190	173,636
Series 2014-CR17, Class XA, IO
0.973%(cc)	05/10/47	32,229	1,046,557
Series 2015-LC23, Class C
4.645%(cc)	10/10/48	2,238	1,908,382
Series 2015-PC01, Class D
4.435%(cc)	07/10/50	2,212	1,768,579
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse Commercial Mortgage Trust,
Series 2006-C05, Class AJ
5.373%	12/15/39	1,030	$ 462,745
Credit Suisse European Mortgage Capital,
Series 2020-TF, Class A
—%(p)	08/09/24^	5,330	5,341,577
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	2,470	2,442,148
Series 2014-USA, Class F, 144A
4.373%	09/15/37	5,420	3,856,958
Credit Suisse Mortgage Trust,
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	2,950	2,417,162
Fannie Mae-Aces,
Series 2015-M04, Class X2, IO
0.390%(cc)	07/25/22	13,135	104,127
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	500	543,055
Series 2019-M04, Class A2
3.610%	02/25/31	1,950	2,216,275
Series 2019-M06, Class A2
3.450%	01/01/29	4,110	4,581,973
Series 2019-M14, Class X1, IO
0.593%(cc)	06/25/29	9,978	436,315
Series 2019-M27, Class A2
2.700%	11/25/40	1,400	1,422,140
Series 2020-M06, Class A
2.500%	10/25/37	498	516,596
FHLMC Multifamily Structured Pass-Through Certificates,
Series K007, Class X1, IO
0.733%(cc)	04/25/20	43	—
Series K016, Class X1, IO
1.478%(cc)	10/25/21	373	6,999
Series K092, Class X1, IO
0.709%(cc)	04/25/29	9,992	540,009
Series K094, Class X1, IO
0.881%(cc)	06/25/29	6,997	467,483
Series K094, Class XAM, IO
1.148%(cc)	06/25/29	4,850	456,396
Series K095, Class X1, IO
0.949%(cc)	06/25/29	6,191	440,526
Series K095, Class XAM, IO
1.238%(cc)	06/25/29	1,700	165,835
Series K099, Class X1, IO
1.006%(cc)	09/25/29	6,136	417,403
Series K101, Class X1, IO
0.837%(cc)	10/25/29	1,199	77,534
Series K735, Class X1, IO
0.965%(cc)	05/25/26	6,396	324,294
Series K736, Class X1, IO
1.312%(cc)	07/25/26	12,298	801,693
Series K737, Class X1, IO
0.638%(cc)	10/25/26	13,996	498,341
Series KC05, Class X1, IO
1.204%(cc)	06/25/27	6,996	435,822

A5

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multiclass Certificates,
Series 2020-RR02, Class BX, IO
1.666%(cc)		2,000	$ 231,775
FREMF Mortgage Trust,
Series 2012-K20, Class X2A, IO, 144A
0.200%	05/25/45	56,235	195,244
Government National Mortgage Assoc.,
Series 2013-072, Class IO, IO
0.500%(cc)	11/16/47	17,107	443,419
Series 2013-085, Class IA, IO
0.689%(cc)	03/16/47	36,142	1,096,004
Series 2013-107, Class AD
2.695%(cc)	11/16/47	1,891	1,948,728
Series 2015-183, Class IO, IO
0.878%(cc)	09/16/57	20,707	1,152,562
Series 2017-008, Class IO, IO
0.721%(cc)	08/16/58	4,252	224,344
Series 2017-041, Class IO, IO
0.786%(cc)	07/16/58	3,564	193,080
Series 2017-111, Class IO, IO
0.739%(cc)	02/16/59	5,724	339,348
Series 2017-145, Class IO, IO
0.665%(cc)	04/16/57	4,693	248,419
Series 2017-157, Class IO, IO
0.570%(cc)	12/16/59	3,700	190,278
Series 2018-119, Class IO, IO
0.654%(cc)	05/16/60	2,944	176,753
Series 2020-28, Class AH
2.300%	11/16/61	499	499,188
GS Mortgage Securities Corp. II,
Series 2015-GC30, Class AS
3.777%(cc)	05/10/50	4,988	5,037,280
Series 2015-GC30, Class B
4.043%(cc)	05/10/50	1,540	1,492,307
Series 2018-SRP5, Class A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.005%(c)	09/15/31	11,720	10,912,594
GS Mortgage Securities Trust,
Series 2006-GG08, Class AJ
5.622%	11/10/39	1,544	1,161,200
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class B
4.892%(cc)	01/15/47	540	549,428
Series 2015-C30, Class C
4.269%(cc)	07/15/48	3,667	3,367,075
Series 2015-C31, Class B
4.620%(cc)	08/15/48	3,600	3,569,818
JPMCC Commercial Mortgage Securities Trust,
Series 2019-BOLT, Class B, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.905%(c)	07/15/34	3,984	3,669,487
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB19, Class AJ
5.683%(cc)	02/12/49	1,141	417,165
Series 2007-LD12, Class AJ
6.467%(cc)	02/15/51	18	17,202
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
ML-CFC Commercial Mortgage Trust,
Series 2007-09, Class AJ
5.852%(cc)	09/12/49	1,143	$ 423,766
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class AJ
5.399%	12/15/43	337	223,916
Series 2007-IQ13, Class AJ
5.438%	03/15/44	34	32,860
Series 2019-BPR, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.105%(c)	05/15/36	8,170	7,421,543
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 1.939%)
1.939%(c)	06/15/33	2,700	2,369,577
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	1,900	1,788,770
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.850%)
1.755%(c)	11/11/34	3,062	2,893,303
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class B
4.283%(cc)	07/15/46	569	560,149
WFRBS Commercial Mortgage Trust,
Series 2012-C07, Class XA, IO, 144A
1.336%(cc)	06/15/45	14,452	299,001
Series 2013-C14, Class D, 144A
3.976%(cc)	06/15/46	650	555,525
Series 2014-C19, Class XA, IO
1.030%(cc)	03/15/47	10,147	290,846
Series 2014-C25, Class C
4.314%(cc)	11/15/47	3,570	3,081,073

Total Commercial Mortgage-Backed Securities (cost $129,029,910)			115,494,231
Corporate Bonds — 38.6%
Aerospace & Defense — 0.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	800	731,522
2.800%	03/01/27	760	698,931
3.100%	05/01/26	590	544,255
3.200%	03/01/29(a)	1,520	1,427,696
3.250%	02/01/35	3,590	3,119,049
3.550%	03/01/38	310	268,206
3.750%	02/01/50(a)	1,030	940,588
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/50	250	308,109
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35(a)	490	559,998
5.054%	04/27/45	1,120	1,244,312

A6

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.100%	01/15/23	240	$ 245,784
3.550%	01/15/26	420	450,906
4.500%	05/15/36	480	535,536
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	2,100	2,138,716
3.250%	01/15/28	810	850,845
5.250%	05/01/50	830	1,114,498
Raytheon Co.,
Sr. Unsec’d. Notes
3.125%	10/15/20	1,030	1,028,068
United Technologies Corp.,
Sr. Unsec’d. Notes
3.950%	08/16/25	970	1,058,675
4.125%	11/16/28	570	629,874
4.500%	06/01/42	770	894,853
			18,790,421
Agriculture — 1.1%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	1,060	1,064,955
3.490%	02/14/22	1,010	1,025,159
3.800%	02/14/24	1,110	1,126,393
3.875%	09/16/46	570	504,644
4.400%	02/14/26	1,410	1,454,319
4.800%	02/14/29	3,790	3,944,888
5.800%	02/14/39	2,250	2,464,572
5.950%	02/14/49(a)	2,070	2,395,343
6.200%	02/14/59	800	904,145
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	6,420	6,153,186
4.540%	08/15/47	2,720	2,482,151
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.500%	08/22/22	1,710	1,728,124
2.500%	11/02/22	620	621,970
2.900%	11/15/21	2,060	2,073,805
4.500%	03/20/42	240	264,149
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	06/12/20	468	466,571
6.150%	09/15/43	990	1,071,917
			29,746,291
Airlines — 0.0%
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	1,023	1,077,169
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.900%	10/28/24	50	41,155
			1,118,324
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel — 0.2%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24	150	$ 148,300
4.875%	05/15/26(a)	620	608,962
NIKE, Inc.,
Sr. Unsec’d. Notes
2.850%	03/27/30	990	1,045,761
3.250%	03/27/40	660	688,287
3.375%	03/27/50	1,980	2,160,370
			4,651,680
Auto Manufacturers — 0.3%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20	300	298,614
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,080	550,730
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.875%	08/02/21	1,620	1,587,407
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	320	231,182
5.950%	04/01/49(a)	1,420	1,087,677
6.250%	10/02/43	420	333,069
General Motors Financial Co., Inc.,
Gtd. Notes
2.450%	11/06/20(a)	640	618,404
3.450%	04/10/22	490	454,409
4.250%	05/15/23	200	180,733
4.350%	01/17/27	380	313,882
4.375%	09/25/21	1,430	1,362,182
			7,018,289
Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22	2,151	2,016,884
Banks — 12.0%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.450%	06/04/20(a)	700	699,948
Sub. Notes, 144A
4.750%	07/28/25	1,940	1,991,101
Banco de Credito e Inversiones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.500%	10/12/27	1,430	1,361,086
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
2.968%(c)	04/12/23	1,000	968,077
Sr. Unsec’d. Notes
3.848%	04/12/23	1,200	1,201,292
4.379%	04/12/28(a)	2,000	2,049,561
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—(rr)	120	122,345

A7

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23	2,400	$ 2,446,056
3.419%(ff)	12/20/28	4,242	4,366,128
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	4,400	4,553,668
3.500%	04/19/26	2,790	2,968,905
3.593%(ff)	07/21/28	580	600,723
Sr. Unsec’d. Notes, MTN
3.550%(ff)	03/05/24	2,690	2,786,319
3.824%(ff)	01/20/28	1,873	1,961,145
3.974%(ff)	02/07/30	870	936,887
4.000%	04/01/24(a)	4,030	4,288,015
4.083%(ff)	03/20/51	4,520	5,107,404
4.125%	01/22/24	2,080	2,214,311
4.330%(ff)	03/15/50(a)	1,060	1,251,612
5.000%	01/21/44	2,060	2,614,466
Sub. Notes, MTN
4.000%	01/22/25	1,839	1,935,048
4.200%	08/26/24	1,410	1,497,419
4.450%	03/03/26	1,953	2,100,475
Bank of Montreal (Canada),
Sub. Notes
3.803%(ff)	12/15/32	470	458,215
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A, MTN
2.200%	07/20/20	920	919,016
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	1,280	1,374,854
Sub. Notes
5.088%(ff)	06/20/30(a)	7,560	7,829,172
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25	1,100	1,095,696
4.400%	08/14/28	6,340	6,808,485
4.705%(ff)	01/10/25(a)	4,230	4,417,289
5.198%(ff)	01/10/30(a)	2,630	2,939,430
Sub. Notes, 144A
4.625%	03/13/27	830	851,659
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33(a)	850	871,395
BPCE SA (France),
Sub. Notes, 144A
5.150%	07/21/24	1,490	1,569,543
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24	890	868,859
5.250%	03/07/25	740	721,233
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(ff)	—(rr)	1,510	1,460,564
Jr. Sub. Notes, Series M
6.300%(ff)	—(a)(rr)	1,690	1,600,976
Jr. Sub. Notes, Series P
5.950%(ff)	—(rr)	4,960	4,801,628
Sr. Unsec’d. Notes
3.668%(ff)	07/24/28(a)	3,555	3,676,588
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.887%(ff)	01/10/28	3,575	$ 3,733,204
4.650%	07/30/45(a)	5,048	6,023,651
8.125%	07/15/39	309	481,703
Sub. Notes
4.050%	07/30/22	300	306,474
4.400%	06/10/25	4,050	4,383,789
4.450%	09/29/27	4,195	4,367,281
4.750%	05/18/46	350	379,732
5.300%	05/06/44	556	647,110
5.500%	09/13/25	4,930	5,553,134
6.125%	08/25/36	558	649,378
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.375%	08/04/25	920	929,212
4.625%	12/01/23	4,190	4,306,876
5.250%	08/04/45	1,200	1,515,313
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.194%(ff)	04/01/31	1,160	1,188,568
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
4.550%	04/17/26	350	369,521
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25	690	639,648
5.000%	01/12/22	5,080	5,214,915
5.375%	01/12/24	2,960	3,111,012
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.768% (Cap N/A, Floor 4.000%)
4.000%(c)	—(rr)	227	168,334
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.876%(ff)	10/31/22	300	300,756
3.200%	02/23/23(a)	2,160	2,204,216
3.500%	11/16/26	1,930	1,972,088
4.223%(ff)	05/01/29	946	998,736
4.750%	10/21/45(a)	3,180	3,801,278
6.250%	02/01/41(a)	6,970	9,624,552
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	720	751,630
4.000%	03/03/24	2,610	2,735,816
Sr. Unsec’d. Notes, Series D, MTN
6.000%	06/15/20	3,750	3,772,224
Sub. Notes
4.250%	10/21/25	2,180	2,280,303
5.150%	05/22/45(a)	3,380	3,855,446
6.750%	10/01/37	3,904	5,157,856
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20	2,290	2,306,633
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.500%(ff)	—(a)(rr)	4,710	4,406,452
Sr. Unsec’d. Notes
3.973%(ff)	05/22/30(a)	3,570	3,611,767
4.583%(ff)	06/19/29(a)	3,330	3,516,834

A8

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
4.250%	03/14/24	1,600	$ 1,633,087
4.250%	08/18/25	2,710	2,791,648
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	1,700	1,630,304
3.375%	01/12/23	1,380	1,313,270
Sub. Notes, 144A, MTN
5.017%	06/26/24	6,600	6,659,487
5.710%	01/15/26(a)	500	504,333
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.550%	03/01/21	620	621,879
3.540%(ff)	05/01/28	1,591	1,657,035
3.782%(ff)	02/01/28	1,804	1,921,924
4.023%(ff)	12/05/24	430	455,050
4.203%(ff)	07/23/29	1,840	2,011,965
4.250%	10/15/20	90	91,113
4.400%	07/22/20	1,230	1,235,950
4.452%(ff)	12/05/29	1,180	1,320,139
Sub. Notes
3.875%	09/10/24	10	10,562
4.250%	10/01/27	690	747,398
4.950%	06/01/45(a)	3,790	4,734,688
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.700%	08/17/20	310	309,241
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.900%	03/12/24	200	203,483
4.375%	03/22/28	1,910	2,018,651
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27(a)	1,456	1,539,411
3.737%(ff)	04/24/24	1,520	1,577,032
5.597%(ff)	03/24/51	360	496,733
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	830	807,627
3.875%	01/27/26	792	847,965
4.000%	07/23/25	1,498	1,603,888
5.500%	07/24/20	280	282,506
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31	3,590	3,756,352
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.875%	05/13/21	3,650	3,710,511
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.150%	10/26/20	1,340	1,339,068
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24	200	203,211
4.892%(ff)	05/18/29	2,791	2,968,712
Sub. Notes
5.125%	05/28/24	3,290	3,336,060
6.000%	12/19/23	2,900	3,004,970
6.125%	12/15/22	960	991,387
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Santander UK Group Holdings PLC (United Kingdom),
Sub. Notes, 144A
5.625%	09/15/45	560	$ 641,137
Santander UK PLC (United Kingdom),
Sub. Notes
7.950%	10/26/29	3,368	4,007,842
UBS AG (Switzerland),
Sub. Notes
7.625%	08/17/22	3,940	4,137,902
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	—(rr)	6,700	6,254,013
Sr. Unsec’d. Notes, 144A
3.491%	05/23/23	3,760	3,794,112
4.125%	09/24/25	600	634,731
4.253%	03/23/28	3,497	3,656,807
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
6.572%	01/14/22	4,910	4,998,298
Wachovia Capital Trust III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.930% (Cap N/A, Floor 5.570%)
5.570%(c)	—(rr)	7,420	7,215,700
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	10/23/26	2,648	2,708,746
Sr. Unsec’d. Notes, MTN
3.750%	01/24/24	960	1,015,651
5.013%(ff)	04/04/51	7,670	9,724,647
Sub. Notes
5.606%	01/15/44	1,431	1,732,597
Sub. Notes, GMTN
4.900%	11/17/45	3,660	4,165,273
Sub. Notes, MTN
4.400%	06/14/46	520	559,571
4.650%	11/04/44	3,180	3,566,066
4.750%	12/07/46	2,050	2,301,740
Wells Fargo Bank NA,
Sub. Notes
5.850%	02/01/37	4,193	5,605,506
6.600%	01/15/38	2,452	3,452,179
			316,061,193
Beverages — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	140	147,008
4.700%	02/01/36	4,905	5,119,623
4.900%	02/01/46	3,220	3,547,095
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.300%	02/01/23	2,157	2,219,675
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28	520	547,527

A9

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Becle SAB de CV (Mexico),
Gtd. Notes, 144A
3.750%	05/13/25	1,000	$ 952,303
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
4.125%	03/25/40	230	274,691
4.200%	03/25/50	1,150	1,499,014
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	1,270	1,311,454
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25	1,140	1,104,050
Diageo Capital PLC (United Kingdom),
Gtd. Notes
4.828%	07/15/20(a)	2,580	2,598,326
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.875%	10/15/49	390	403,623
3.875%	03/19/60(a)	300	373,282
4.000%	03/05/42	610	733,705
			20,831,376
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.125%	05/01/20	330	329,811
3.625%	05/22/24	360	378,804
4.663%	06/15/51	301	378,432
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.550%	09/01/20	430	430,904
4.750%	03/01/46	910	1,188,262
			2,706,213
Building Materials — 0.2%
Carrier Global Corp.,
Gtd. Notes, 144A
1.923%	02/15/23	500	491,866
2.242%	02/15/25	1,240	1,211,257
2.493%	02/15/27	230	217,139
2.722%	02/15/30	2,280	2,093,401
3.377%	04/05/40(a)	800	701,016
3.577%	04/05/50(a)	870	770,882
			5,485,561
Chemicals — 0.4%
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22	1,420	1,414,336
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26	1,930	1,832,508
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	780	850,907
6.000%	11/15/21	980	999,292
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25	1,510	$ 1,459,952
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21	2,230	2,100,445
4.441%	04/24/23	575	542,495
			9,199,935
Commercial Services — 0.4%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.000%	07/30/27	1,033	823,507
Cintas Corp. No. 2,
Gtd. Notes
3.700%	04/01/27	1,300	1,334,481
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48	3,600	3,018,376
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26	1,100	1,078,071
Service Corp. International,
Sr. Unsec’d. Notes
7.500%	04/01/27(a)	460	481,882
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28(a)	1,380	1,347,628
5.500%	07/15/25	370	358,762
6.500%	12/15/26	640	650,410
Sec’d. Notes
3.875%	11/15/27(a)	860	815,874
			9,908,991
Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.000%	11/13/20	1,110	1,113,674
2.450%	08/04/26	2,720	2,843,249
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/24	1,260	1,326,765
			5,283,688
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.550%	03/25/40	310	361,193
3.600%	03/25/50	540	666,018
			1,027,211
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	05/15/21	320	293,850
4.625%	10/30/20	800	774,606
5.000%	10/01/21	570	521,858

A10

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	05/26/20	1,550	$ 1,549,124
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	3,758	3,737,732
4.418%	11/15/35	5,032	5,436,216
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22(a)	491	458,643
8.625%	01/15/22	670	649,765
KKR Group Finance Co. II LLC,
Gtd. Notes, 144A
5.500%	02/01/43	260	284,603
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	200	166,635
5.250%	08/15/22	1,512	1,335,585
5.500%	02/15/24	460	380,962
SURA Asset Management SA (Colombia),
Gtd. Notes, 144A
4.875%	04/17/24	1,950	1,904,710
Visa, Inc.,
Sr. Unsec’d. Notes
3.150%	12/14/25	760	828,336
4.300%	12/14/45	2,710	3,395,365
			21,717,990
Electric — 1.4%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	1,017	1,043,305
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	1,320	1,312,246
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.350%	04/01/30	400	411,225
3.950%	04/01/50	310	326,388
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	06/15/38	1,216	1,491,081
Duke Energy Progress LLC,
First Mortgage
2.800%	05/15/22	50	50,575
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27	2,880	2,910,722
4.250%	03/15/23	3,540	3,529,678
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47(a)	1,100	1,228,347
7.375%	11/15/31	10,860	14,334,502
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes, 144A
4.625%	08/10/30	1,050	945,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	978	$ 1,715,174
Progress Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	01/15/21	220	221,286
7.750%	03/01/31	4,405	5,971,898
			35,491,427
Environmental Control — 0.2%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	1,420	1,436,108
Waste Management, Inc.,
Gtd. Notes
3.200%	06/15/26	820	854,565
3.450%	06/15/29	600	642,661
3.500%	05/15/24	290	301,976
4.000%	07/15/39	570	619,736
4.150%	07/15/49	1,180	1,400,064
4.600%	03/01/21	440	445,653
			5,700,763
Foods — 0.3%
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.589%	11/02/23(a)	3,710	3,685,230
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	510	497,725
3.950%	07/15/25	540	538,521
5.000%	07/15/35	270	270,774
Kroger Co. (The),
Sr. Unsec’d. Notes
3.300%	01/15/21(a)	800	797,924
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	1,130	1,150,527
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25	490	497,625
3.200%	04/01/30	810	848,205
Wm Wrigley Jr Co.,
Sr. Unsec’d. Notes, 144A
3.375%	10/21/20	70	69,961
			8,356,492
Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.750%	11/30/26	1,138	1,269,199
4.750%	11/30/36	1,050	1,343,486
4.900%	11/30/46	1,730	2,370,784
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25(a)	1,226	1,319,073
			6,302,542

A11

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 0.9%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23	470	$ 476,612
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24	470	489,726
3.650%	12/01/27	1,120	1,156,567
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22(a)	1,070	1,074,786
Sr. Unsec’d. Notes, 144A
3.375%	02/15/30	630	586,400
5.375%	06/01/26	160	164,748
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42	440	432,875
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	10	9,989
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20	250	240,529
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.875%	01/31/22	990	1,039,958
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26(a)	1,440	1,483,655
5.625%	09/01/28	50	52,774
Sr. Sec’d. Notes
4.500%	02/15/27	90	92,364
5.000%	03/15/24	230	238,198
5.250%	06/15/26	180	188,730
5.500%	06/15/47	3,504	3,803,031
Humana, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/22	1,050	1,046,191
3.950%	03/15/27	860	878,910
4.625%	12/01/42	570	609,725
4.800%	03/15/47	100	108,734
4.950%	10/01/44	450	507,734
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,367	1,642,341
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	1,870	2,209,149
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	317	349,128
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20	1,390	1,390,610
3.750%	07/15/25	190	205,532
3.875%	08/15/59	1,050	1,132,909
5.700%	10/15/40	1,500	1,972,057
			23,583,962
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.500%	04/30/24(a)	880	$ 848,657
4.750%	05/30/25	160	153,948
4.750%	11/29/27	1,730	1,727,498
5.000%	06/15/27	100	95,367
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23	610	596,240
			3,421,710
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	710	668,897
Gtd. Notes, 144A
5.000%	10/01/29	100	86,879
			755,776
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23	956	970,362
4.200%	04/01/26	450	439,634
			1,409,996
Insurance — 0.5%
American International Group, Inc.,
Jr. Sub. Notes
6.250%	03/15/87	636	623,924
Sr. Unsec’d. Notes
3.750%	07/10/25	900	908,046
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49	1,670	2,057,930
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	570	569,969
3.350%	05/03/26	1,000	1,057,441
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	3,610	3,738,288
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	3,711	4,213,267
			13,168,865
Internet — 0.6%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.600%	11/28/24	1,560	1,646,224
4.200%	12/06/47	1,664	2,030,969
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.150%	08/22/27	540	591,611
3.875%	08/22/37	1,030	1,231,805
4.050%	08/22/47(a)	1,280	1,637,182

A12

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
4.950%	12/05/44	310	$ 431,362
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.875%	09/29/23	2,250	2,336,099
Netflix, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21	440	444,721
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27	2,480	2,373,237
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.595%	01/19/28	3,182	3,395,375
			16,118,585
Iron/Steel — 0.3%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24	1,890	1,722,175
4.550%	03/11/26	1,200	1,076,796
6.125%	06/01/25(a)	1,930	1,897,820
7.000%	10/15/39	460	455,493
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36	1,197	1,330,086
6.875%	11/10/39(a)	844	933,321
			7,415,691
Leisure Time — 0.0%
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	1,190	871,493
Lodging — 0.4%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
5.125%	05/01/26	360	344,108
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25	80	74,662
4.875%	04/01/27	1,840	1,747,776
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	2,700	2,429,269
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23	3,210	3,275,669
5.125%	08/08/25	1,600	1,505,083
5.400%	08/08/28	1,140	1,061,393
			10,437,960
Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	240	254,450
3.750%	04/15/50	730	848,274
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Otis Worldwide Corp.,
Gtd. Notes, 144A
2.056%	04/05/25	760	$ 745,620
2.293%	04/05/27(a)	790	757,082
2.565%	02/15/30	820	794,254
			3,399,680
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.250%	09/30/22	140	141,033
Sr. Unsec’d. Notes, 144A
4.500%	05/01/32	800	779,588
5.000%	02/01/28	480	481,820
5.125%	05/01/27	2,510	2,524,193
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20	1,050	1,046,140
4.200%	03/15/28	1,250	1,271,132
4.800%	03/01/50	360	377,161
4.908%	07/23/25	2,290	2,461,420
5.375%	04/01/38	1,490	1,628,782
5.750%	04/01/48	60	68,316
6.484%	10/23/45	500	610,843
6.834%	10/23/55	310	373,550
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	80	94,442
Comcast Corp.,
Gtd. Notes
3.250%	11/01/39	120	125,671
3.375%	08/15/25(a)	450	477,587
3.400%	04/01/30	700	758,363
3.400%	07/15/46	110	116,902
3.450%	02/01/50	900	976,244
3.750%	04/01/40	150	165,779
3.950%	10/15/25	2,670	2,942,599
3.969%	11/01/47	3,250	3,760,968
3.999%	11/01/49	377	436,760
4.000%	03/01/48	180	208,280
4.150%	10/15/28	1,060	1,197,999
4.200%	08/15/34	190	217,151
4.250%	10/15/30	500	580,763
4.250%	01/15/33	530	616,578
4.700%	10/15/48	70	90,742
5.650%	06/15/35(a)	160	214,035
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24(a)	2,435	2,367,065
Fox Corp.,
Sr. Unsec’d. Notes, 144A
5.476%	01/25/39	2,150	2,491,036
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21	1,905	1,940,637
6.550%	05/01/37	332	392,246

A13

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
7.300%	07/01/38	4,520	$ 5,574,820
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	1,400	1,858,042
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
3.875%	04/01/24	570	566,271
4.250%	09/01/23	460	468,707
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26(a)	400	406,280
Walt Disney Co. (The),
Gtd. Notes
4.500%	02/15/21	490	502,046
6.650%	11/15/37	130	183,284
			41,495,275
Mining — 1.4%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.125%	05/15/28	250	231,283
6.750%	09/30/24	730	707,044
7.000%	09/30/26	720	669,019
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	630	592,295
3.750%	04/10/22	2,130	2,070,594
4.000%	09/11/27	4,476	4,193,828
4.750%	04/10/27(a)	1,070	1,034,189
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	200	235,830
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	1,640	1,989,168
5.750%	05/01/43	260	337,635
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22	175	176,362
5.000%	09/30/43	1,000	1,340,030
Gtd. Notes, 144A
6.750%(ff)	10/19/75(a)	4,980	5,183,456
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	109	105,386
3.875%	03/15/23	20	19,035
4.550%	11/14/24	40	37,702
5.450%	03/15/43	1,446	1,295,349
Glencore Finance Canada Ltd. (Switzerland),
Gtd. Notes, 144A
5.550%	10/25/42	3,697	3,275,760
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
2.875%	04/16/20	450	450,277
4.000%	03/27/27(a)	4,950	4,516,713
4.125%	05/30/23	50	47,452
4.125%	03/12/24	2,410	2,252,991
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42	4,480	$ 4,589,311
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	08/15/40	110	94,611
Yamana Gold, Inc. (Brazil),
Gtd. Notes
4.625%	12/15/27	1,450	1,388,801
			36,834,121
Miscellaneous Manufacturing — 0.7%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29	1,360	1,364,806
3.050%	04/15/30	220	229,792
3.700%	04/15/50	640	713,693
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	510	567,539
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
4.625%	01/07/21	413	414,064
6.150%	08/07/37	4,245	4,985,594
6.875%	01/10/39	4,177	5,377,677
Sr. Unsec’d. Notes, MTN
4.375%	09/16/20	682	681,814
4.650%	10/17/21	98	99,873
5.875%	01/14/38	1,010	1,195,414
6.750%	03/15/32(a)	440	525,025
Sub. Notes, MTN
5.300%	02/11/21	1,051	1,068,711
			17,224,002
Oil & Gas — 4.0%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21(a)	1,020	741,797
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	1,041	799,928
4.250%	01/15/44	3,370	1,545,732
4.375%	10/15/28(a)	1,500	814,990
4.750%	04/15/43	545	246,953
5.100%	09/01/40	1,990	950,002
6.000%	01/15/37(a)	578	270,746
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50(a)	3,900	3,582,129
3.119%	05/04/26	1,030	1,037,489
3.216%	11/28/23	2,330	2,394,145
3.410%	02/11/26(a)	2,160	2,199,986
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.506%	03/17/25	3,320	3,421,987
3.535%	11/04/24	300	314,840
3.561%	11/01/21	170	171,570

A14

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27(a)	4,760	$ 3,196,781
4.375%	03/15/29(a)	910	610,429
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	2,920	3,087,584
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	560	472,811
4.300%	08/15/28	4,470	3,962,640
4.375%	01/15/25	840	713,707
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	1,060	535,741
4.375%	01/15/28	2,910	1,349,284
4.500%	04/15/23	1,620	890,912
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	90	57,679
5.000%	06/15/45	5,490	3,519,561
5.600%	07/15/41(a)	1,040	659,676
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	890	626,449
5.375%	05/31/25(a)	960	710,362
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	3,420	3,042,109
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	1,280	1,294,977
4.150%	01/15/26(a)	1,140	1,173,670
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25	1,400	1,471,358
3.043%	03/01/26(a)	1,900	2,007,194
3.482%	03/19/30	1,210	1,338,718
4.114%	03/01/46(a)	3,170	3,721,406
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.375%	04/24/30	260	257,302
6.375%	10/24/48	940	933,358
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.850%	01/15/28(a)	2,000	1,414,941
4.950%	08/15/47	460	280,272
5.250%	11/15/43	990	618,645
6.000%	03/01/41	310	226,856
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	290	57,631
6.875%	01/15/23	344	70,510
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	08/13/21(a)	2,440	1,955,263
2.700%	08/15/22	1,870	1,332,801
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
2.900%	08/15/24	2,970	$ 1,632,756
3.000%	02/15/27	1,200	572,411
3.125%	02/15/22	440	323,111
3.400%	04/15/26	1,610	776,298
4.100%	02/15/47	2,030	860,307
4.200%	03/15/48	790	334,696
4.400%	04/15/46	480	205,880
4.625%	06/15/45	1,570	669,828
4.850%	03/15/21	1,346	1,127,932
5.550%	03/15/26	2,570	1,362,316
6.450%	09/15/36	1,590	757,062
6.600%	03/15/46	1,320	690,575
7.500%	05/01/31	190	98,983
7.875%	09/15/31	4,163	2,299,957
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	9,469	9,072,051
6.125%	01/17/22(a)	435	434,072
6.900%	03/19/49(a)	2,260	2,199,119
7.250%	03/17/44	2,950	2,978,411
7.375%	01/17/27	1,060	1,086,131
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44	1,270	786,698
6.350%	02/12/48	1,360	872,062
6.375%	02/04/21	2,424	1,763,589
6.625%	06/15/35	310	207,645
Gtd. Notes, MTN
6.875%	08/04/26	1,900	1,438,647
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21	520	268,994
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	490	281,458
5.000%	03/15/23(a)	1,240	905,224
5.875%	07/01/22	38	27,272
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	05/10/26(a)	1,730	1,783,289
4.375%	05/11/45	2,010	2,374,428
4.550%	08/12/43	1,010	1,161,683
6.375%	12/15/38(a)	1,363	1,942,192
Sinopec Group Overseas Development Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	1,880	2,040,149
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30	240	130,059
5.250%	10/15/27	440	242,038
			103,790,244
Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
3.337%	12/15/27	1,564	1,432,805

A15

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas Services (cont’d.)
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25	42	$ 37,356
7.450%	09/15/39	2,413	2,148,090
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	1,318	1,226,070
			4,844,321
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	650	651,717
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes, 144A
5.125%	07/15/23(a)	610	609,581
WestRock RKT LLC,
Gtd. Notes
4.000%	03/01/23	370	364,665
			1,625,963
Pharmaceuticals — 2.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,500	1,571,720
Sr. Unsec’d. Notes, 144A
2.300%	11/21/22	6,390	6,384,222
2.600%	11/21/24	1,420	1,432,448
2.950%	11/21/26	1,340	1,371,180
3.200%	11/21/29	4,010	4,018,796
4.250%	11/21/49	150	161,013
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22	1,160	1,166,888
3.800%	03/15/25	1,980	2,031,402
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
9.250%	04/01/26	520	547,352
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
9.000%	12/15/25(a)	680	716,533
Sr. Sec’d. Notes, 144A
7.000%	03/15/24(a)	290	297,357
Bayer Corp. (Germany),
Gtd. Notes, 144A
6.650%	02/15/28	1,222	1,445,405
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	2,900	2,897,227
3.734%	12/15/24	776	799,087
4.685%	12/15/44	509	543,017
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.250%	08/15/21	1,350	1,359,733
2.600%	05/16/22	620	632,060
3.400%	07/26/29	1,430	1,572,235
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
3.550%	08/15/22	920	$ 954,697
3.875%	08/15/25	1,350	1,465,014
5.000%	08/15/45	3,520	4,704,032
5.250%	08/15/43	130	177,567
Cigna Corp.,
Gtd. Notes
3.400%	09/17/21	1,160	1,170,673
3.750%	07/15/23	2,220	2,264,879
4.375%	10/15/28	1,240	1,330,212
Gtd. Notes, 144A
4.125%	11/15/25	890	951,659
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22(a)	2,440	2,455,685
3.350%	03/09/21	558	561,747
3.625%	04/01/27	370	379,059
3.700%	03/09/23	4,670	4,840,495
3.750%	04/01/30	920	951,697
3.875%	07/20/25	876	919,225
4.100%	03/25/25	1,750	1,842,133
4.125%	04/01/40	380	384,128
4.250%	04/01/50	120	124,295
4.300%	03/25/28	3,261	3,460,843
5.050%	03/25/48	2,210	2,549,694
5.125%	07/20/45(a)	820	940,243
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	631	703,489
6.943%	01/10/30	575	690,109
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.850%	05/08/22	120	123,292
Johnson & Johnson,
Sr. Unsec’d. Notes
3.625%	03/03/37	1,000	1,169,701
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.625%	04/01/30	840	879,459
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
2.950%	12/18/22	930	859,692
3.650%	11/10/21	110	105,553
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	750	720,948
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21	3,460	3,303,129
2.800%	07/21/23(a)	2,550	2,347,697
3.150%	10/01/26	580	494,691
Gtd. Notes, 144A
7.125%	01/31/25	2,050	2,028,603
			74,802,015

A16

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 2.0%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	1,000	$ 995,169
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	910	687,304
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	580	498,123
3.302%	01/15/35	3,090	2,683,909
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	380	182,330
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	820	695,242
3.750%	05/15/30	4,520	3,534,394
4.950%	06/15/28	580	488,585
5.250%	04/15/29	390	329,928
6.250%	04/15/49	270	228,524
7.500%	07/01/38	395	403,221
Jr. Sub. Notes
6.750%(ff)	—(rr)	1,230	749,386
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23	70	63,207
5.875%	03/01/22	750	683,825
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	1,660	1,507,203
3.700%	01/31/51(a)	890	805,298
3.950%	01/31/60	740	631,243
4.150%	10/16/28	4,660	4,671,132
4.200%	01/31/50	800	757,468
4.800%	02/01/49	210	213,797
4.850%	03/15/44	310	317,315
7.550%	04/15/38	310	377,157
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25	560	570,849
4.300%	03/01/28	690	685,570
5.550%	06/01/45	440	451,062
Gtd. Notes, GMTN
7.750%	01/15/32(a)	2,663	3,040,265
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	2,090	1,484,509
4.700%	04/15/48	250	193,193
4.800%	02/15/29	1,590	1,395,482
4.875%	12/01/24	1,450	1,235,655
4.875%	06/01/25	1,520	1,271,039
5.500%	02/15/49(a)	1,590	1,367,525
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	03/22/30	530	312,691
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	2,150	$ 3,313,501
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44	140	96,617
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	460	395,578
5.375%	02/01/27	160	131,610
5.875%	04/15/26(a)	220	182,722
6.500%	07/15/27	420	358,463
6.875%	01/15/29(a)	1,030	832,138
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	3,620	2,881,116
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26	2,670	2,955,559
Western Midstream Operating LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.850%
2.698%(c)	01/13/23	470	247,921
Sr. Unsec’d. Notes
3.100%	02/01/25	1,320	689,526
4.050%	02/01/30(a)	5,580	2,449,219
4.500%	03/01/28	320	152,936
5.250%	02/01/50	800	328,774
5.500%	08/15/48	130	48,885
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	370	341,093
3.750%	06/15/27	110	101,966
4.850%	03/01/48(a)	490	457,966
7.750%	06/15/31(a)	1,320	1,392,961
7.875%	09/01/21	733	697,472
8.750%	03/15/32	210	226,275
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	1,711	1,856,472
			53,650,370
Real Estate Investment Trusts (REITs) — 0.1%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25	30	27,805
5.375%	04/15/26	260	232,863
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26	711	684,570
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.750%	09/17/24	2,750	2,654,881
			3,600,119
Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	2,250	2,265,214

A17

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.700%	04/15/30	740	$ 752,856
3.300%	04/15/40	580	592,692
3.350%	04/15/50	850	900,558
3.900%	06/15/47	140	156,322
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/30	490	540,642
5.000%	04/15/40	250	282,910
5.125%	04/15/50	1,030	1,240,673
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	03/01/27	1,730	1,784,213
3.600%	07/01/30	690	728,066
3.700%	01/30/26	550	578,733
3.800%	04/01/28	680	720,362
4.200%	04/01/50	560	623,202
QVC, Inc.,
Sr. Sec’d. Notes
5.950%	03/15/43	110	74,827
Walmart, Inc.,
Sr. Unsec’d. Notes
3.700%	06/26/28	1,040	1,166,381
			12,407,651
Semiconductors — 0.4%
Intel Corp.,
Sr. Unsec’d. Notes
3.700%	07/29/25	750	808,223
4.600%	03/25/40	210	254,271
4.750%	03/25/50	3,200	4,202,123
4.950%	03/25/60	710	971,795
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.850%	04/01/30	540	560,047
3.500%	04/01/40	1,020	1,085,069
3.500%	04/01/50	1,880	2,040,828
3.700%	04/01/60	390	418,044
			10,340,400
Software — 0.6%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	7,380	7,820,670
2.700%	02/12/25	800	856,419
2.875%	02/06/24	3,240	3,453,026
3.300%	02/06/27	670	743,042
3.450%	08/08/36	130	145,988
3.950%	08/08/56	600	748,719
4.100%	02/06/37	350	426,823
salesforce.com, Inc.,
Sr. Unsec’d. Notes
3.250%	04/11/23	1,490	1,548,195
			15,742,882
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 1.5%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	4,590	$ 4,630,593
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	02/15/22(a)	910	916,759
3.400%	05/15/25	2,850	2,958,612
4.350%	06/15/45	1,690	1,773,684
6.000%	08/15/40	1,104	1,372,430
6.250%	03/29/41(a)	770	936,805
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
2.820%	01/19/22(a)	610	605,992
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32(a)	410	542,555
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	880	981,882
7.875%	09/15/23	590	649,026
Gtd. Notes, 144A
7.250%	02/01/28(a)	1,690	1,690,000
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	530	538,909
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.895%	03/06/48	2,000	2,221,668
5.134%	04/27/20	1,520	1,522,087
5.213%	03/08/47	170	190,183
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	730	753,713
3.376%	02/15/25	1,561	1,674,009
3.500%	11/01/24	240	255,492
3.850%	11/01/42	370	412,860
3.875%	02/08/29	360	403,120
4.000%	03/22/50	380	448,314
4.125%	03/16/27	500	560,892
4.125%	08/15/46	650	754,521
4.329%	09/21/28	944	1,079,728
4.400%	11/01/34	340	397,567
4.500%	08/10/33	2,100	2,504,133
4.522%	09/15/48	570	718,672
4.862%	08/21/46	1,391	1,814,816
5.250%	03/16/37	2,590	3,308,904
5.500%	03/16/47	200	277,929
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28(a)	3,095	3,250,292
			40,146,147
Transportation — 0.3%
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.150%	02/05/27	1,200	1,169,954
2.400%	02/05/30	1,690	1,644,381

A18

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
3.750%	07/15/25	1,050	$ 1,091,909
3.750%	02/05/70	1,700	1,653,191
3.950%	09/10/28	250	268,884
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22(a)	710	712,713
			6,541,032
Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.750%	11/15/23	390	361,542

Total Corporate Bonds (cost $1,024,823,216)			1,015,405,073
Municipal Bonds — 0.1%
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Revenue Bonds, Series A(hh)
3.229%	05/15/50	1,000	1,033,670
Pennsylvania — 0.1%
Commonwealth of Pennsylvania,
General Obligation Unlimited, Series B, BABs (Pre-refunded date 05/01/20)
5.350%	05/01/30(ee)	1,160	1,159,153

Total Municipal Bonds (cost $2,162,927)			2,192,823
Residential Mortgage-Backed Securities — 9.6%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 1A1
3.679%(cc)	09/25/35	200	147,207
Alternative Loan Trust,
Series 2005-J04, Class M2, 1 Month LIBOR + 0.640% (Cap 11.000%, Floor 0.640%)
1.587%(c)	07/25/35	2,724	2,620,640
Banc of America Funding Trust,
Series 2015-R02, Class 4A1, 144A, 1 Month LIBOR + 0.165% (Cap N/A, Floor 0.165%)
1.112%(c)	09/29/36	2,902	2,828,333
Banc of America Mortgage Trust,
Series 2003-H, Class 3A1
4.258%(cc)	09/25/33	101	85,550
Series 2005-H, Class 2A1
4.096%(cc)	09/25/35	58	46,689
Bear Stearns ALT-A Trust,
Series 2004-11, Class 1M1, 1 Month LIBOR + 0.900% (Cap 11.500%, Floor 0.600%)
1.847%(c)	11/25/34	10,594	9,754,095
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC05, Class A3, 1 Month LIBOR + 1.100% (Cap 8.500%, Floor 0.600%)
2.047%(c)	10/25/33	139	126,370
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB06, Class A1
3.921%(cc)	11/20/34	65	56,241
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Credit Suisse Commercial Mortgage Trust,
Series 2019-RIO, Class A
4.764%	12/15/21	16,150	$ 14,564,640
Credit Suisse Mortgage Trust,
Series 2015-02R, Class 3A1, 144A
2.047%(cc)	04/27/36	2,525	2,497,822
Series 2015-02R, Class 7A1, 144A
3.851%(cc)	08/27/36	2,475	2,349,453
Series 2018-J01, Class A2, 144A
3.500%(cc)	02/25/48	21,251	21,593,561
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2006-PR01, Class 5AS4, IO, 144A
5.507%(cc)	04/15/36	26,800	5,337,765
Fannie Mae Connecticut Avenue Securities,
Series 2013-C01, Class M2, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
6.197%(c)	10/25/23	5,925	5,798,845
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400% (Cap N/A, Floor 0.000%)
5.347%(c)	01/25/24	11,157	10,388,925
Series 2014-C02, Class 1M2, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
3.547%(c)	05/25/24	10,097	9,059,733
Fannie Mae Interest Strip,
Series 409, Class C1, IO
3.000%	11/25/26	1,318	80,686
Series 409, Class C13, IO
3.500%	11/25/41	1,423	173,244
Series 409, Class C2, IO
3.000%	04/25/27	1,495	80,437
Series 409, Class C22, IO
4.500%	11/25/39	1,260	160,162
Fannie Mae REMICS,
Series 2004-38, Class FK, 1 Month LIBOR + 0.350% (Cap 8.000%, Floor 0.350%)
1.297%(c)	05/25/34	337	334,304
Series 2010-123, Class PM
4.000%	07/25/40	5,714	6,095,585
Series 2010-150, Class SK, IO, 1 Month LIBOR x (1.000) + 6.530% (Cap 6.530%, Floor 0.000%)
5.583%(c)	01/25/41	901	203,718
Series 2010-27, Class AS, IO, 1 Month LIBOR x (1.000) + 6.480% (Cap 6.480%, Floor 0.000%)
5.533%(c)	04/25/40	948	175,900
Series 2011-99, Class KS, IO, 1 Month LIBOR x (1.000) + 6.700% (Cap 6.700%, Floor 0.000%)
5.753%(c)	10/25/26	890	91,782
Series 2012-118, Class CI, IO
3.500%	12/25/39	1,248	45,926
Series 2012-133, Class CS, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
5.203%(c)	12/25/42	511	97,164
Series 2012-134, Class MS, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
5.203%(c)	12/25/42	621	121,782
Series 2012-28, Class B
6.500%	06/25/39	103	113,521

A19

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2012-46, Class BA
6.000%	05/25/42	784	$ 907,390
Series 2012-51, Class B
7.000%	05/25/42	315	387,142
Series 2012-70, Class YS, IO, 1 Month LIBOR x (1.000) + 6.650% (Cap 6.650%, Floor 0.000%)
5.703%(c)	02/25/41	99	7,566
Series 2012-74, Class OA, PO
1.000%(s)	03/25/42	85	80,668
Series 2012-74, Class SA, IO, 1 Month LIBOR x (1.000) + 6.650% (Cap 6.650%, Floor 0.000%)
5.703%(c)	03/25/42	983	178,281
Series 2012-75, Class AO, PO
1.000%(s)	03/25/42	128	120,895
Series 2012-75, Class NS, IO, 1 Month LIBOR x (1.000) + 6.600% (Cap 6.600%, Floor 0.000%)
5.653%(c)	07/25/42	73	13,054
Series 2013-09, Class BC
6.500%	07/25/42	1,052	1,273,046
Series 2013-09, Class CB
5.500%	04/25/42	2,760	3,174,815
Series 2013-09, Class SA, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
5.203%(c)	03/25/42	4,146	706,274
Series 2013-126, Class CS, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
5.203%(c)	09/25/41	3,356	458,265
Series 2013-26, Class HI, IO
3.000%	04/25/32	1,573	67,648
Series 2013-73, Class IA, IO
3.000%	09/25/32	6,981	511,503
Series 2015-55, Class IO, IO
1.900%(cc)	08/25/55	1,470	75,468
Series 2015-56, Class AS, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
5.203%(c)	08/25/45	684	151,148
Flagstar Mortgage Trust,
Series 2018-02, Class A4, 144A
3.500%(cc)	04/25/48	5,930	5,998,538
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	1,487	1,769,025
Freddie Mac REMICS,
Series 2957, Class ZA
5.000%	03/15/35	3,038	3,447,635
Series 3242, Class SC, IO, 1 Month LIBOR x (1.000) + 6.290% (Cap 6.290%, Floor 0.000%)
5.585%(c)	11/15/36	335	66,890
Series 3368, Class AI, IO, 1 Month LIBOR x (1.000) + 6.030% (Cap 6.030%, Floor 0.000%)
5.325%(c)	09/15/37	895	175,235
Series 3621, Class SB, IO, 1 Month LIBOR x (1.000) + 6.230% (Cap 6.230%, Floor 0.000%)
5.525%(c)	01/15/40	159	31,582
Series 3639, Class EY
5.000%	02/15/30	1,121	1,237,790
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 3768, Class MB
4.000%	12/15/39	5,272	$ 5,610,548
Series 3947, Class SG, IO, 1 Month LIBOR x (1.000) + 5.950% (Cap 5.950%, Floor 0.000%)
5.245%(c)	10/15/41	3,289	522,917
Series 4054, Class SA, IO, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
5.345%(c)	08/15/39	799	152,145
Series 4119, Class IN, IO
3.500%	10/15/32	987	94,182
Series 4146, Class DI, IO
3.000%	12/15/31	3,956	257,572
Series 4174, Class SA, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
5.495%(c)	05/15/39	632	42,109
Series 4194, Class BI, IO
3.500%	04/15/43	1,398	143,286
Series 4210, Class Z
3.000%	05/15/43	3,004	2,986,662
Series 4239, Class IO, IO
3.500%	06/15/27	4,072	292,342
Series 4415, Class IO, IO
2.354%(cc)	04/15/41	1,105	53,885
Series 4813, Class CJ
3.000%	08/15/48	2,542	2,626,854
Freddie Mac Strips,
Series 283, Class IO, IO
3.500%	10/15/27	645	46,169
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2017-DNA1, Class M2, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
4.197%(c)	07/25/29	16,650	14,651,977
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.797%(c)	02/25/50	12,380	7,863,795
Government National Mortgage Assoc.,
Series 2010-31, Class GS, IO, 1 Month LIBOR x (1.000) + 6.500% (Cap 6.500%, Floor 0.000%)
5.727%(c)	03/20/39	73	2,192
Series 2010-42, Class BS, IO, 1 Month LIBOR x (1.000) + 6.480% (Cap 6.480%, Floor 0.000%)
5.707%(c)	04/20/40	140	29,428
Series 2010-76, Class CS, IO, 1 Month LIBOR x (1.000) + 6.550% (Cap 6.550%, Floor 0.000%)
5.777%(c)	06/20/40	2,439	504,098
Series 2010-85, Class HS, IO, 1 Month LIBOR x (1.000) + 6.650% (Cap 6.650%, Floor 0.000%)
5.877%(c)	01/20/40	179	16,257
Series 2010-H11, Class FA, 1 Month LIBOR + 1.000% (Cap 11.000%, Floor 1.000%)
2.613%(c)	06/20/60	5,101	5,104,250
Series 2010-H26, Class LF, 1 Month LIBOR + 0.350% (Cap 13.898%, Floor 0.350%)
2.012%(c)	08/20/58	497	489,752
Series 2012-124, Class AS, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
5.495%(c)	10/16/42	1,428	323,119

A20

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2012-34, Class SA, IO, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
5.277%(c)	03/20/42	1,860	$ 404,108
Series 2012-43, Class SN, IO, 1 Month LIBOR x (1.000) + 6.600% (Cap 6.600%, Floor 0.000%)
5.895%(c)	04/16/42	972	213,936
Series 2012-66, Class CI, IO
3.500%	02/20/38	1,077	38,572
Series 2012-98, Class SA, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
5.395%(c)	08/16/42	886	189,688
Series 2013-069, Class AI, IO
3.500%	05/20/43	1,142	141,191
Series 2014-05, Class SP, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
5.445%(c)	06/16/43	1,276	166,588
Series 2018-37, Class QA
2.750%	03/20/48	1,153	1,213,416
Series 2018-H06, Class PF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
1.962%(c)	02/20/68	1,020	1,001,995
Series 2018-H07, Class FD, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
1.962%(c)	05/20/68	1,698	1,667,580
Series 2018-H08, Class KF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
1.962%(c)	05/20/68	786	768,998
Series 2018-H13, Class FC, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
1.962%(c)	07/20/68	1,183	1,156,090
Series 2018-H17, Class FG, 12 Month LIBOR + 0.250% (Cap 7.500%, Floor 0.250%)
2.224%(c)	10/20/68	6,743	6,579,999
Series 2019-123, Class A
3.000%	10/20/49	2,192	2,344,432
Series 2019-90, Class AB
3.000%	07/20/49	4,660	4,885,371
GreenPoint Mortgage Funding Trust,
Series 2005-AR04, Class G41B, 1 Month LIBOR + 0.200% (Cap 10.500%, Floor 0.200%)
1.147%(c)	10/25/45	150	120,253
Series 2006-AR03, Class 3A1, 1 Month LIBOR + 0.230% (Cap 10.500%, Floor 0.230%)
1.177%(c)	04/25/36	79	80,415
GSR Mortgage Loan Trust,
Series 2005-08F, Class 2A1
5.500%	11/25/35	162	148,201
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A3, 1 Month LIBOR + 0.760% (Cap 10.500%, Floor 0.380%)
1.510%(c)	01/19/35	114	94,833
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR27, Class 2A2, 1 Month LIBOR + 0.200% (Cap 10.500%, Floor 0.200%)
1.147%(c)	10/25/36	702	558,474
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
JPMorgan Mortgage Trust,
Series 2005-A06, Class 2A4
4.559%(cc)	08/25/35	356	$ 322,969
Series 2005-S03, Class 1A1
6.500%	01/25/36	1,710	1,282,486
Series 2018-05, Class A1, 144A
3.500%(cc)	10/25/48	14,292	14,552,083
MASTR Alternative Loan Trust,
Series 2004-10, Class 5A1, 1 Month LIBOR + 0.450% (Cap 8.000%, Floor 0.450%)
1.397%(c)	09/25/34	386	373,069
Merrill Lynch Mortgage Investors Trust Series MLCC,
Series 2006-01, Class 2A1
3.630%(cc)	02/25/36	156	136,633
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 2A
4.104%(cc)	07/25/34	219	198,452
Series 2005-10, Class 1A1, 1 Month LIBOR + 0.700% (Cap 5.750%, Floor 0.700%)
1.647%(c)	12/25/35	868	615,084
NAAC Reperforming Loan REMIC Trust Certificates,
Series 2004-R03, Class A1, 144A
6.500%	02/25/35	1,525	1,419,532
New Residential Mortgage Loan Trust,
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	8,630	8,810,866
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 1.070% (Cap 11.000%, Floor 0.570%)
2.017%(c)	02/25/35	3,624	3,468,729
Series 2006-AF01, Class 2A
4.377%(cc)	06/25/36	686	512,467
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
4.363%(c)	05/27/23	14,576	13,601,914
RAMP Trust,
Series 2005-SL01, Class A7
8.000%	05/25/32	85	64,633
RBSGC Mortgage Loan Trust,
Series 2007-B, Class 1A4, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
1.397%(c)	01/25/37	569	201,822
Residential Asset Securitization Trust,
Series 2007-A07, Class A3
6.000%	07/25/37	1,747	901,237
SACO I Trust,
Series 2007-VA01, Class A, 144A
8.919%(cc)	06/25/21	144	131,804
Seasoned Credit Risk Transfer Trust,
Series 2017-02, Class M1, 144A
4.000%(cc)	08/25/56	8,495	7,801,114
Series 2017-02, Class M2, 144A
4.000%(cc)	08/25/56	12,160	9,811,200
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56	8,140	7,054,324

A21

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Sequoia Mortgage Trust,
Series 2012-04, Class A3
2.069%(cc)	09/25/42		583	$ 559,771
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2
0.490%(cc)	09/25/34		268	215,139
Wachovia Mortgage Loan Trust LLC,
Series 2005-A, Class 1A1
4.358%(cc)	08/20/35		36	30,171
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR09, Class 1A7
4.314%(cc)	09/25/33		115	101,169
Series 2005-AR13, Class A1C3, 1 Month LIBOR + 0.490% (Cap 10.500%, Floor 0.490%)
1.437%(c)	10/25/45		2,097	1,822,239
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR04, Class 2A1
4.093%(cc)	04/25/36		36	30,600

Total Residential Mortgage-Backed Securities (cost $264,997,135)				253,477,124
Sovereign Bonds — 8.7%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		3,560	3,571,264
3.125%	09/30/49		8,960	8,316,296
Argentina POM Politica Monetaria (Argentina),
Bonds
38.040%(cc)	06/21/20	ARS	11,220	84,321
Argentine Bonos del Tesoro (Argentina),
Unsec’d. Notes
18.200%	10/03/21	ARS	105,350	601,418
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.750%(cc)	12/31/38		9,380	2,752,194
6.875%	01/11/48		6,090	1,611,998
7.125%	07/06/36		5,650	1,470,363
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.950%	11/20/29		800	744,782
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.717%	01/25/27		2,100	2,002,971
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series F
10.000%	01/01/21	BRL	69,334	13,979,001
10.000%	01/01/23	BRL	38,299	8,202,902
10.000%	01/01/27	BRL	5,694	1,246,490
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23		670	675,236
4.625%	01/13/28(a)		2,340	2,491,031
5.000%	01/27/45		5,190	4,934,979
5.625%	01/07/41		3,850	3,930,983
5.625%	02/21/47(a)		6,910	7,111,641
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25	CNH	12,500	$ 1,827,620
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44		2,540	2,772,056
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	01/11/28		410	405,739
4.350%	01/11/48		3,430	3,504,732
4.875%	05/05/21		1,067	1,077,564
Sr. Unsec’d. Notes, 144A
5.250%	01/08/47		2,720	3,012,704
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/25/22		270	271,979
4.750%	07/18/47(a)		400	416,412
5.125%	01/15/45		2,520	2,804,236
Sr. Unsec’d. Notes, EMTN
3.750%	04/25/22		4,030	4,059,543
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30		1,150	1,150,000
3.875%	07/03/50		630	630,000
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24		1,050	994,438
Sr. Unsec’d. Notes, 144A
7.250%	02/28/28		670	623,173
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27		3,290	3,437,487
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	824,650	35,002,659
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	144,520	6,282,192
7.750%	11/13/42	MXN	329,844	13,689,829
8.500%	05/31/29	MXN	230,730	10,639,393
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	02/10/48(a)		520	519,557
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/10		1,070	1,114,945
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		1,280	889,578
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27		1,140	786,276
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/01/56		1,270	1,378,958
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50(a)		1,880	2,757,908
6.550%	03/14/37		150	214,913
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23		1,520	388,649

A22

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
9.125%	03/16/24		160	$ 41,594
Provincia de Buenos Aires/Government Bonds (Argentina),
Sr. Unsec’d. Notes, 144A
7.875%	06/15/27		1,310	336,979
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		3,460	3,712,991
4.817%	03/14/49		3,050	3,581,815
5.103%	04/23/48		525	637,434
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24		4,060	4,430,578
Russian Federal Bond (Russia),
Bonds, Series 6207
8.150%	02/03/27	RUB	458,000	6,371,490
Bonds, Series 6211
7.000%	01/25/23	RUB	170,630	2,205,398
Bonds, Series 6212
7.050%	01/19/28	RUB	593,212	7,749,473
Bonds, Series 6215
7.000%	08/16/23	RUB	465,330	6,028,516
Bonds, Series 6219
7.750%	09/16/26	RUB	79,640	1,079,002
Bonds, Series 6224
6.900%	05/23/29	RUB	782,770	10,150,786
Bonds, Series 6225
7.250%	05/10/34	RUB	43,690	581,076
Bonds, Series 6228
7.650%	04/10/30	RUB	731,870	9,991,980
Bonds, Series 6230
7.700%	03/16/39	RUB	406,810	5,635,328
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		970	1,104,445

Total Sovereign Bonds (cost $280,616,835)				228,019,295
U.S. Government Agency Obligations — 15.0%
Federal Home Loan Mortgage Corp.
3.000%	02/01/38		316	333,273
3.000%	04/01/38		234	246,795
3.000%	01/01/47		1,634	1,726,477
3.000%	01/01/47		2,809	2,963,524
3.000%	09/01/48		174	184,152
3.000%	09/01/49		4,795	5,065,534
3.000%	01/01/50		298	314,360
3.000%	01/01/50		398	418,807
3.000%	01/01/50		896	942,679
3.000%	03/01/50		200	209,779
3.000%	03/01/50		399	420,005
3.500%	10/01/42		2,032	2,169,781
3.500%	11/01/42		37	39,406
3.500%	03/01/43		2,173	2,320,556
3.500%	02/01/44		843	900,712
3.500%	06/01/46		65	69,532
3.500%	07/01/47		681	730,326
3.500%	12/01/47		976	1,046,056
4.000%	03/01/42		1,318	1,427,859
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	10/01/42	2,797	$ 3,068,589
4.000%	04/01/43	1,194	1,311,285
4.000%	05/01/43	91	100,525
4.000%	06/01/43	84	92,328
4.000%	06/01/43	85	92,252
4.000%	06/01/43	87	94,990
4.000%	06/01/43	112	123,591
4.000%	06/01/43	124	134,997
4.000%	07/01/43	478	525,218
4.000%	07/01/43	497	549,582
4.000%	08/01/43	637	699,311
4.000%	03/01/44	1,322	1,431,376
4.000%	07/01/44	429	463,804
4.000%	02/01/45	809	875,532
4.000%	05/01/45	206	222,061
4.000%	01/01/46	1,301	1,406,196
4.000%	03/01/46	1,175	1,270,020
4.000%	05/01/46	1,421	1,533,816
4.000%	07/01/46	1,055	1,131,177
4.500%	09/01/23	79	84,900
4.500%	08/01/24	76	82,028
4.500%	12/01/43	1,635	1,817,113
4.500%	03/01/44	1,606	1,785,377
4.500%	04/01/44	95	101,960
4.500%	04/01/44	515	558,156
4.500%	04/01/44	615	674,153
4.500%	04/01/44	648	707,010
4.500%	04/01/44	666	733,991
4.500%	04/01/44	706	779,123
4.500%	04/01/44	1,013	1,123,355
4.500%	04/01/44	1,023	1,141,209
4.500%	04/01/44	3,913	4,336,499
4.500%	09/01/46	450	490,705
4.500%	02/01/47	109	118,352
4.500%	03/01/47	109	118,053
4.500%	05/01/47	311	338,664
4.500%	02/01/50	494	532,950
4.500%	03/01/50	900	969,512
5.000%	09/01/20	73	76,659
5.000%	05/01/23	153	161,251
5.000%	07/01/25	62	66,972
5.000%	06/01/26	587	617,602
5.000%	05/01/36	27	30,511
5.000%	03/01/38	344	382,525
5.000%	06/01/41	205	226,837
5.000%	05/01/48	548	592,752
5.000%	06/01/48	40	45,252
5.000%	10/01/48	352	380,174
5.000%	10/01/48	1,443	1,559,502
5.000%	11/01/48	1,417	1,530,871
5.000%	01/01/49	5,466	5,898,198
5.500%	12/01/38	252	286,107
5.500%	12/01/38	603	682,708
6.500%	09/01/39	226	267,617
6.500%	09/01/39	611	704,577
7.000%	03/01/39	217	258,460
Federal National Mortgage Assoc.
1.700%	04/01/30^	500	515,182

A23

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
1.850%	04/01/32^	500	$ 515,331
1.950%	04/01/32^	400	419,075
2.060%	03/01/30	500	522,931
2.060%	03/01/30	600	614,977
2.240%	10/01/31	500	527,714
2.260%	02/01/30	600	637,403
2.300%	02/01/30	400	426,958
2.320%	02/01/32	500	532,338
2.500%	TBA	17,600	18,163,860
2.500%	10/01/49	22	22,323
2.670%	10/01/31	500	547,607
2.740%	08/01/29	900	987,732
2.765%	08/01/31	200	220,881
2.765%	08/01/31	543	599,691
2.765%	08/01/31	700	773,082
2.765%	08/01/31	900	993,963
2.765%	08/01/31	1,100	1,214,843
2.770%	08/01/31	2,300	2,541,219
2.790%	08/01/29	4,700	5,193,034
2.800%	08/01/31	800	886,425
2.810%	08/01/31	1,900	2,108,217
2.840%	08/01/31	500	555,589
2.840%	08/01/31	800	891,363
2.850%	08/01/31	1,730	1,925,479
2.850%	08/01/31	9,025	10,044,769
2.860%	08/01/31	1,900	2,121,105
2.870%	07/01/31	400	445,052
2.870%	08/01/31	1,000	1,114,058
2.915%	08/01/31	2,600	2,902,539
2.920%	08/01/31	100	111,417
2.925%	08/01/31	2,198	2,455,847
2.930%	08/01/31	3,150	3,514,907
3.000%	12/01/37	307	324,383
3.000%	09/01/42	3,513	3,721,483
3.000%	12/01/42	44	46,748
3.000%	12/01/42	58	61,826
3.000%	01/01/43	25	26,170
3.000%	01/01/43	46	48,730
3.000%	01/01/43	86	91,490
3.000%	01/01/43	166	176,269
3.000%	01/01/43	244	259,356
3.000%	01/01/43	635	675,036
3.000%	01/01/43	795	845,058
3.000%	02/01/43	99	104,885
3.000%	07/01/46	4,142	4,375,460
3.000%	08/01/46	70	74,313
3.000%	09/01/46	70	73,414
3.000%	09/01/46	138	146,428
3.000%	10/01/46	73	76,833
3.000%	08/01/49	99	104,713
3.000%	08/01/49	583	617,902
3.000%	01/01/50	394	414,917
3.000%	01/01/50	598	628,931
3.000%	03/01/50	1,800	1,903,621
3.040%	06/01/29	1,000	1,120,668
3.070%	01/01/29	760	850,254
3.160%	05/01/29	1,158	1,300,193
3.190%	05/01/29	592	665,155
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.240%	05/01/29	600	$ 679,108
3.240%	05/01/29	1,600	1,816,206
3.260%	05/01/29	830	941,559
3.300%	04/01/29	600	683,665
3.310%	05/01/31	500	575,658
3.350%	05/01/29	430	491,230
3.500%	09/01/42	1,108	1,183,316
3.500%	12/01/42	504	540,744
3.500%	01/01/43	5,449	5,817,920
3.500%	03/01/43	3,572	3,835,059
3.500%	04/01/43	2,455	2,635,867
3.500%	04/01/43	2,533	2,735,508
3.500%	06/01/43	2,731	2,950,012
3.500%	06/01/43	2,734	2,952,870
3.500%	07/01/43	3,721	4,018,897
3.500%	02/01/45	509	546,191
3.500%	12/01/45	946	1,011,016
3.500%	01/01/46	919	982,027
3.500%	01/01/46	939	1,007,237
3.500%	12/01/46	4,691	5,036,496
3.500%	01/01/47	20	20,974
3.500%	11/01/47	3,779	4,049,808
3.500%	03/01/57	14,303	15,430,058
3.640%	11/01/28	600	689,713
4.000%	TBA	2,600	2,775,241
4.000%	10/01/40	2,400	2,596,618
4.000%	01/01/42	3,252	3,518,626
4.000%	04/01/42	159	172,133
4.000%	07/01/42	2,145	2,321,271
4.000%	10/01/42	1,303	1,428,918
4.000%	11/01/42	2,526	2,771,085
4.000%	12/01/42	127	138,554
4.000%	12/01/42	190	207,502
4.000%	12/01/42	996	1,078,575
4.000%	04/01/43	191	209,526
4.000%	06/01/43	46	50,112
4.000%	06/01/43	47	51,189
4.000%	06/01/43	76	82,885
4.000%	06/01/43	87	95,503
4.000%	06/01/43	98	107,968
4.000%	06/01/43	126	138,679
4.000%	06/01/43	132	144,211
4.000%	06/01/43	165	180,673
4.000%	06/01/43	200	217,564
4.000%	06/01/43	211	232,633
4.000%	06/01/43	218	238,665
4.000%	06/01/43	235	256,194
4.000%	06/01/43	439	481,627
4.000%	06/01/43	534	578,145
4.000%	07/01/43	53	57,916
4.000%	07/01/43	459	497,661
4.000%	07/01/43	665	729,499
4.000%	07/01/43	787	856,242
4.000%	01/01/45	1,432	1,559,197
4.000%	02/01/45	3,127	3,453,870
4.000%	02/01/56	10,656	11,899,276
4.000%	06/01/57	1,241	1,378,788
4.500%	TBA	4,700	5,055,438

A24

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	04/01/31	344	$ 376,247
4.500%	05/01/31	1,085	1,186,204
4.500%	06/01/31	382	417,240
4.500%	11/01/31	481	528,339
4.500%	12/01/31	115	126,031
4.500%	12/01/31	560	614,991
4.500%	12/01/39	4	4,675
4.500%	09/01/41	455	498,853
4.500%	10/01/41	213	233,247
4.500%	10/01/41	298	324,530
4.500%	10/01/41	635	695,504
4.500%	09/01/42	68	75,889
4.500%	09/01/43	59	65,025
4.500%	09/01/43	97	106,321
4.500%	09/01/43	731	812,317
4.500%	10/01/43	4	3,847
4.500%	10/01/43	34	37,252
4.500%	10/01/43	68	73,487
4.500%	10/01/43	125	137,147
4.500%	10/01/43	506	553,499
4.500%	10/01/43	635	705,276
4.500%	11/01/43	55	59,736
4.500%	11/01/43	223	243,605
4.500%	11/01/43	442	490,838
4.500%	12/01/43	8	8,178
4.500%	12/01/43	340	371,680
4.500%	12/01/43	529	587,468
4.500%	01/01/44	274	298,623
4.500%	01/01/44	353	390,650
4.500%	01/01/44	356	395,178
4.500%	01/01/44	388	430,405
4.500%	01/01/44	2,133	2,363,270
4.500%	02/01/44	49	53,241
4.500%	02/01/44	66	70,978
4.500%	02/01/44	191	207,250
4.500%	02/01/44	211	230,683
4.500%	02/01/44	651	721,491
4.500%	02/01/44	1,293	1,425,288
4.500%	03/01/44	129	143,863
4.500%	03/01/44	317	345,580
4.500%	04/01/44	18	20,040
4.500%	04/01/44	78	85,438
4.500%	04/01/44	313	343,158
4.500%	04/01/44	352	385,738
4.500%	04/01/44	611	677,571
4.500%	04/01/44	737	806,475
4.500%	04/01/44	958	1,069,115
4.500%	05/01/44	40	44,045
4.500%	05/01/44	117	126,677
4.500%	05/01/44	129	141,137
4.500%	05/01/44	953	1,039,448
4.500%	06/01/44	120	129,644
4.500%	08/01/44	28	29,678
4.500%	01/01/45	187	208,781
4.500%	07/01/48	3,434	3,753,535
4.500%	12/01/48	2,245	2,412,633
4.500%	04/01/49	2,132	2,293,542
4.500%	05/01/49	3,441	3,707,336
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	04/01/56	2,806	$ 3,128,868
4.500%	09/01/57	4,144	4,619,111
5.000%	TBA	4,800	5,177,945
5.000%	07/01/33	160	177,000
5.000%	09/01/33	185	205,032
5.000%	10/01/35	534	591,982
5.000%	08/01/38	2,615	2,897,530
5.000%	01/01/39	13	14,524
5.000%	12/01/39	13	14,210
5.000%	05/01/40	21	22,973
5.000%	05/01/40	32	35,368
5.000%	06/01/40	89	98,090
5.000%	07/01/40	29	32,289
5.000%	11/01/40	849	941,848
5.000%	01/01/41	105	115,957
5.000%	02/01/41	43	47,001
5.000%	04/01/41	130	143,553
5.000%	05/01/41	160	177,631
5.000%	05/01/41	234	259,260
5.000%	05/01/41	261	289,851
5.000%	05/01/41	360	398,986
5.000%	05/01/41	1,229	1,362,705
5.000%	06/01/41	176	194,924
5.000%	05/01/48	882	954,204
5.000%	11/01/48	2,371	2,561,869
5.500%	11/01/28	27	30,132
5.500%	09/01/36	622	703,187
5.500%	03/01/37	11	12,697
5.500%	04/01/37	4	4,538
5.500%	05/01/37	294	332,553
5.500%	03/01/38	15	16,521
5.500%	06/01/38	228	249,328
5.500%	08/01/38	390	442,154
5.500%	05/01/40	26	28,944
5.500%	09/01/56	4,383	4,864,528
6.000%	04/01/33	101	116,216
6.000%	02/01/34	17	19,258
6.000%	11/01/35	192	221,311
6.000%	08/01/37	21	23,664
6.000%	08/01/37	396	455,910
6.000%	09/01/37	85	97,400
6.500%	05/01/40	3,634	4,314,510
7.000%	04/01/37	215	261,454
7.000%	02/01/39	477	562,019
7.000%	02/01/39	813	951,231
Government National Mortgage Assoc.
3.000%	09/15/42	1,795	1,917,246
3.000%	09/15/42	2,644	2,808,938
3.000%	10/15/42	3,243	3,445,140
3.000%	10/15/42	5,646	5,998,346
3.000%	11/15/42	3	3,439
3.000%	11/15/42	2,888	3,067,836
3.000%	11/20/46	1,474	1,575,905
3.500%	06/20/44	450	477,803
3.500%	03/20/45	387	410,972
3.500%	09/20/46	1,583	1,692,325
3.500%	06/15/48	1,089	1,171,094
4.000%	04/20/39	11	12,526

A25

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	10/20/49	695	$ 749,888
4.000%	11/20/49	4,376	4,744,488
4.000%	01/20/50	499	537,139
4.000%	02/20/50	499	542,519
4.500%	TBA	4,600	4,883,367
4.500%	01/20/40	625	688,326
4.500%	05/20/40	794	875,041
4.500%	09/20/40	13	14,599
4.500%	01/20/41	135	148,575
4.500%	07/20/41	930	1,025,340
4.500%	06/20/48	2,937	3,143,424
4.500%	07/20/48	1,305	1,399,841
4.500%	09/20/48	952	1,016,153
4.500%	04/20/49	395	419,033
5.000%	04/15/40	4,569	4,979,668
5.000%	05/15/40	248	275,858
5.000%	07/20/40	63	69,648
5.000%	07/20/40	599	655,619
5.000%	09/20/40	350	386,602
5.000%	11/20/40	261	288,635
5.000%	10/20/47	1,156	1,244,497
5.000%	01/20/49	1,495	1,595,332
5.500%	06/15/36	517	587,430
6.000%	08/20/40	41	47,169
6.000%	01/20/41	24	26,957
6.000%	04/20/41	3	3,532
6.000%	06/20/41	96	109,415
6.000%	07/20/41	54	61,298
6.000%	12/20/41	28	32,315
6.000%	02/20/42	29	33,604
6.500%	10/20/37	457	534,741
Government National Mortgage Assoc., 1 Month LIBOR + 1.682% (Cap 11.934%, Floor 1.682%)
3.450%(c)	11/20/60	1,970	2,028,967
Government National Mortgage Assoc., 1 Month LIBOR + 1.735% (Cap 12.053%, Floor 1.735%)
3.534%(c)	07/20/60	2,602	2,696,022
Government National Mortgage Assoc., 1 Month LIBOR + 1.791% (Cap 12.084%, Floor 1.791%)
3.590%(c)	09/20/60	3,274	3,394,618
Government National Mortgage Assoc., 1 Month LIBOR + 2.400% (Cap 12.647%, Floor 2.400%)
4.199%(c)	04/20/60	3,394	3,545,845

Total U.S. Government Agency Obligations (cost $376,674,665)			394,117,476
U.S. Treasury Obligations — 3.7%
U.S. Treasury Bonds
2.375%	11/15/49	30	37,397
U.S. Treasury Inflation Indexed Bonds, TIPS
1.000%	02/15/46	8,841	10,752,977
1.000%	02/15/48	4,080	5,033,985
1.000%	02/15/49(h)	38,526	48,031,866
1.375%	02/15/44(h)	17,090	21,849,870
2.125%	02/15/40	4,667	6,532,423
2.125%	02/15/41	2,792	3,890,245
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes
1.500%	02/15/30	810	$ 873,281

Total U.S. Treasury Obligations (cost $84,117,687)			97,002,044

Total Long-Term Investments (cost $2,487,494,301)			2,391,531,221

	Shares
Short-Term Investments — 7.4%
Affiliated Mutual Funds — 7.3%
PGIM Core Ultra Short Bond Fund(w)	72,600,534	72,600,534
PGIM Institutional Money Market Fund (cost $120,645,441; includes $120,499,348 of cash collateral for securities on loan)(b)(w)	120,716,430	120,523,284

Total Affiliated Mutual Funds (cost $193,245,975)		193,123,818
Options Purchased*~ — 0.1%
(cost $4,214,389)		2,357,864

Total Short-Term Investments (cost $197,460,364)		195,481,682

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—98.3% (cost $2,684,954,665)		2,587,012,903

Options Written*~ — (0.4)%
(premiums received $8,503,089)	(11,120,947)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—97.9% (cost $2,676,451,576)	2,575,891,956

Other assets in excess of liabilities(z) — 2.1%	54,960,853

Net Assets — 100.0%	$ 2,630,852,809

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
RUB	Russian Ruble
USD	US Dollar

A26

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $41,774,434 and 1.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $119,375,090; cash collateral of $120,499,348 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(hh)	When-issued security.
(p)	Interest rate not available as of March 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10 Year Euro-Bund Futures	Call	04/24/20	182.00	750	EUR	750	$ 49,631
10 Year Euro-Bund Futures	Call	04/24/20	200.50	834	EUR	834	9,198
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$161.00	1,159		1,159	18,109
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$162.00	29		29	453
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$164.00	2,572		2,572	40,188
Australian Dollar Currency	Call	04/03/20	67.50	17		17	170
Euro Futures	Call	04/03/20	1.10	17		2,125	17,000
Euro Futures	Call	04/03/20	1.11	17		2,125	6,375
2 Year U.S. Treasury Notes Futures	Put	04/24/20	$106.00	44		88	—
2 Year U.S. Treasury Notes Futures	Put	04/24/20	$107.00	237		474	—
2 Year U.S. Treasury Notes Futures	Put	04/24/20	$108.63	286		572	4,469
2 Year U.S. Treasury Notes Futures	Put	05/22/20	$106.50	2,773		5,546	—
2 Year U.S. Treasury Notes Futures	Put	05/22/20	$108.25	171		342	2,672
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$100.00	1,387		1,387	10,837
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$111.00	626		626	9,781
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$112.00	2,008		2,008	47,064
A27

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$114.00	109	109	$ 2,555
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$115.00	159	159	3,727
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$116.00	928	928	21,750
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$117.00	498	498	15,563
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$118.00	2,245	2,245	70,156
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$120.50	1,630	1,630	76,406
5 Year U.S. Treasury Notes Futures	Put	05/22/20	$114.75	15,000	15,000	703,125
5 Year U.S. Treasury Notes Futures	Put	05/22/20	$115.50	1,508	1,508	70,688
5 Year U.S. Treasury Notes Futures	Put	05/22/20	$118.00	385	385	24,063
5 Year U.S. Treasury Notes Futures	Put	05/22/20	$119.00	672	672	47,250
Total Exchange Traded (cost $824,172)						$1,251,230

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs EUR	Call	Citibank, N.A.	04/15/20	1.09	—	70,900	$275,222
Currency Option USD vs EUR	Call	Citibank, N.A.	04/24/20	1.09	—	57,550	256,226
Currency Option USD vs EUR	Call	Goldman Sachs Bank USA	04/27/20	1.11	—	28,550	357,108
Currency Option USD vs BRL	Put	BNP Paribas	04/20/20	4.14	—	40,200	34
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	04/22/20	4.13	—	13,660	15
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	06/02/20	19.32	—	41,950	41,665
Total OTC Traded (cost $2,347,923)							$930,270

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.33, 12/20/24	Call	Bank of America, N.A.	05/20/20	0.65%	0.65%(Q)	CDX.NA.IG.33(Q)	36,200	$ 22,517
30- Year Interest Rate Swap, 08/03/50	Put	Morgan Stanley Capital Services LLC	07/30/20	1.88%	3 Month LIBOR(Q)	1.88%(S)	3,110	11,611
30- Year Interest Rate Swap, 08/03/50	Put	Morgan Stanley Capital Services LLC	07/30/20	1.88%	3 Month LIBOR(Q)	1.88%(S)	9,310	34,758
30- Year Interest Rate Swap, 08/03/50	Put	Morgan Stanley Capital Services LLC	07/30/20	1.92%	3 Month LIBOR(Q)	1.92%(S)	9,900	32,792
30- Year Interest Rate Swap, 08/21/50	Put	Morgan Stanley Capital Services LLC	08/19/20	1.91%	3 Month LIBOR(Q)	1.91%(S)	13,910	57,777
CDX.NA.IG.34, 06/20/25	Put	BNP Paribas	05/20/20	4.50%	CDX.NA.IG.34(Q)	4.50%(Q)	200,000	16,909
Total OTC Swaptions (cost $1,042,294)								$ 176,364
Total Options Purchased (cost $4,214,389)								$2,357,864
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$135.50	117	117	$ (393,047)
A28

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$136.00	33	33	$ (95,906)
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$137.00	197	197	(403,234)
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$137.50	51	51	(84,469)
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$138.00	392	392	(514,500)
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$139.00	106	106	(79,500)
20 Year U.S. Treasury Bonds Futures	Call	04/24/20	$172.00	140	140	(1,076,250)
20 Year U.S. Treasury Bonds Futures	Call	04/24/20	$178.00	185	185	(581,016)
20 Year U.S. Treasury Bonds Futures	Call	04/24/20	$180.00	42	42	(89,906)
5 Year U.S. Treasury Notes Futures	Call	04/24/20	$125.00	261	261	(163,125)
5 Year U.S. Treasury Notes Futures	Call	04/24/20	$125.50	171	171	(57,445)
5 Year U.S. Treasury Notes Futures	Call	04/24/20	$126.00	18	18	(2,953)
Australian Dollar Currency	Call	04/03/20	60.00	14	14	(22,260)
Euro Futures	Call	05/08/20	1.11	13	1,625	(20,963)
Euro Futures	Call	05/08/20	1.12	40	5,000	(34,500)
10 Year U.S. Treasury Notes Futures	Put	04/24/20	$132.00	70	70	(4,375)
10 Year U.S. Treasury Notes Futures	Put	04/24/20	$134.00	157	157	(17,172)
10 Year U.S. Treasury Notes Futures	Put	04/24/20	$135.00	396	396	(55,688)
10 Year U.S. Treasury Notes Futures	Put	04/24/20	$135.50	24	24	(4,125)
10 Year U.S. Treasury Notes Futures	Put	04/24/20	$136.00	274	274	(59,938)
10 Year U.S. Treasury Notes Futures	Put	04/24/20	$137.00	65	65	(23,359)
20 Year U.S. Treasury Bonds Futures	Put	04/24/20	$172.00	11	11	(6,875)
20 Year U.S. Treasury Bonds Futures	Put	04/24/20	$175.00	17	17	(18,594)
20 Year U.S. Treasury Bonds Futures	Put	04/24/20	$178.00	34	34	(70,656)
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$122.50	218	218	(11,922)
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$122.75	147	147	(9,188)
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$123.00	511	511	(31,938)
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$123.75	259	259	(22,258)
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$124.00	1,135	1,135	(115,274)
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$124.25	778	778	(97,250)
5 Year U.S. Treasury Notes Futures	Put	04/24/20	$124.50	76	76	(11,875)
5 Year U.S. Treasury Notes Futures	Put	05/22/20	$124.00	1,181	1,181	(258,344)
5 Year U.S. Treasury Notes Futures	Put	05/22/20	$124.50	510	510	(151,406)
5 Year U.S. Treasury Notes Futures	Put	05/22/20	$124.75	25	25	(8,789)
Total Exchange Traded (premiums received $6,025,851)						$(4,598,100)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Morgan Stanley Capital Services LLC	06/02/20	20.94	—	41,950	$(5,266,864)
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	04/23/20	24.15	—	12,249	(600,458)
Total OTC Traded (premiums received $711,197)							$(5,867,322)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 06/09/22	Put	Morgan Stanley Capital Services LLC	06/05/20	0.62%	0.62%(S)	3 Month LIBOR(Q)	72,990	$ (6,539)
5- Year Interest Rate Swap, 06/09/25	Put	Morgan Stanley Capital Services LLC	06/05/20	0.73%	0.73%(S)	3 Month LIBOR(Q)	72,990	(108,399)
5- Year Interest Rate Swap, 08/03/25	Put	Morgan Stanley Capital Services LLC	07/30/20	1.55%	1.55%(S)	3 Month LIBOR(Q)	17,080	(691)
5- Year Interest Rate Swap, 08/03/25	Put	Morgan Stanley Capital Services LLC	07/30/20	1.55%	1.55%(S)	3 Month LIBOR(Q)	51,230	(2,071)
A29

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5- Year Interest Rate Swap, 08/03/25	Put	Morgan Stanley Capital Services LLC	07/30/20	1.60%	1.60%(S)	3 Month LIBOR(Q)	49,480	$ (1,393)
5- Year Interest Rate Swap, 08/21/25	Put	Morgan Stanley Capital Services LLC	08/19/20	1.60%	1.60%(S)	3 Month LIBOR(Q)	69,540	(3,411)
CDX.NA.IG.33, 12/20/24	Put	Bank of America, N.A.	05/20/20	0.85%	0.85%(Q)	CDX.NA.IG.33(Q)	36,200	(533,021)
Total OTC Swaptions (premiums received $1,766,041)								$ (655,525)
Total Options Written (premiums received $8,503,089)								$(11,120,947)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
872	30 Day Federal Funds	Apr. 2020	$ 363,098,962	$ 4,448,991
4,377	90 Day Euro Dollar	Jun. 2020	1,088,505,187	2,885,296
1,268	90 Day Euro Dollar	Dec. 2020	315,922,200	3,645,414
191	90 Day Euro Dollar	Mar. 2021	47,613,912	508,137
2,377	2 Year U.S. Treasury Notes	Jun. 2020	523,849,944	5,071,262
40	5 Year Euro-Bobl	Jun. 2020	5,964,924	(37,993)
19,118	5 Year U.S. Treasury Notes	Jun. 2020	2,396,620,627	60,688,265
260	10 Year U.S. Ultra Treasury Notes	Jun. 2020	40,568,125	459,846
1,678	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	372,306,250	32,749,381
657	Australian Dollar Currency	Jun. 2020	40,359,510	(1,797,960)
454	British Pound Currency	Jun. 2020	35,343,900	(1,351,460)
795	Canadian Dollar Currency	Jun. 2020	56,480,775	(1,839,130)
868	Euro Currency	Jun. 2020	119,887,075	(4,520,895)
593	Euro-BTP Italian Government Bond	Jun. 2020	92,484,926	(3,769,857)
126	Euro-OAT	Jun. 2020	23,236,405	(617,956)
1,880	Mexican Peso	Jun. 2020	39,395,400	(3,506,512)
349	Russian Ruble Currency	Jun. 2020	11,006,588	(1,790,348)
44	Swiss Franc Currency	Jun. 2020	5,729,350	(252,560)
				90,971,921
Short Positions:
1,870	90 Day Euro Dollar	Jun. 2021	466,144,250	(5,268,287)
2,113	90 Day Euro Dollar	Dec. 2021	526,533,187	(2,688,100)
44	10 Year Australian Treasury Bonds	Jun. 2020	4,076,190	(3,936)
1,556	10 Year Euro-Bund	Jun. 2020	296,046,550	3,265,469
71	10 Year Japanese Bonds	Jun. 2020	100,743,734	1,181,429
527	10 Year U.K. Gilt	Jun. 2020	89,148,163	(1,355,190)
3,776	10 Year U.S. Treasury Notes	Jun. 2020	523,684,000	(17,274,119)
1,106	20 Year U.S. Treasury Bonds	Jun. 2020	198,043,125	(6,030,847)
108	30 Year Euro Buxl	Jun. 2020	25,001,861	583,049
50	Japanese Yen Currency	Jun. 2020	5,824,688	156,750
				(27,433,782)
				$ 63,538,139
A30

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/17/20	Citibank, N.A.	BRL	192,115	$ 46,862,982	$ 36,929,621	$ —	$ (9,933,361)
Expiring 04/17/20	Citibank, N.A.	BRL	170,270	41,640,988	32,730,465	—	(8,910,523)
British Pound,
Expiring 04/17/20	Citibank, N.A.	GBP	9,257	12,154,756	11,502,152	—	(652,604)
Expiring 04/17/20	Citibank, N.A.	GBP	3,385	4,199,218	4,205,999	6,781	—
Canadian Dollar,
Expiring 04/17/20	Citibank, N.A.	CAD	24,250	18,705,935	17,235,023	—	(1,470,912)
Expiring 04/17/20	Citibank, N.A.	CAD	15,285	11,741,974	10,863,602	—	(878,372)
Expiring 04/17/20	Citibank, N.A.	CAD	7,240	5,584,782	5,145,631	—	(439,151)
Euro,
Expiring 04/01/20	Citibank, N.A.	EUR	3,480	3,830,088	3,838,201	8,113	—
Expiring 04/17/20	Citibank, N.A.	EUR	18,649	20,926,195	20,581,473	—	(344,722)
Expiring 04/17/20	Citibank, N.A.	EUR	15,700	17,350,698	17,326,761	—	(23,937)
Expiring 04/17/20	Citibank, N.A.	EUR	7,429	8,170,141	8,199,018	28,877	—
Expiring 04/17/20	Citibank, N.A.	EUR	7,386	8,206,457	8,151,303	—	(55,154)
Expiring 04/17/20	Citibank, N.A.	EUR	6,472	7,030,249	7,142,474	112,225	—
Expiring 04/17/20	Citibank, N.A.	EUR	702	763,815	774,555	10,740	—
Expiring 04/28/20	Citibank, N.A.	EUR	27,240	30,211,884	30,077,340	—	(134,544)
Expiring 06/17/20	Goldman Sachs & Co.	EUR	60,375	66,865,313	66,785,941	—	(79,372)
Indian Rupee,
Expiring 04/17/20	Barclays Bank PLC	INR	2,484,064	34,128,092	32,764,368	—	(1,363,724)
Indonesian Rupiah,
Expiring 04/17/20	Barclays Bank PLC	IDR	816,637,176	58,041,022	49,989,102	—	(8,051,920)
Mexican Peso,
Expiring 04/17/20	Citibank, N.A.	MXN	428,890	21,728,331	18,027,425	—	(3,700,906)
Expiring 04/17/20	Citibank, N.A.	MXN	187,271	9,670,402	7,871,511	—	(1,798,891)
Expiring 04/17/20	Citibank, N.A.	MXN	115,000	5,660,675	4,833,766	—	(826,909)
Expiring 04/17/20	Citibank, N.A.	MXN	6,500	280,305	273,213	—	(7,092)
Expiring 06/17/20	Citibank, N.A.	MXN	368,000	15,514,334	15,334,822	—	(179,512)
Russian Ruble,
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	RUB	596,820	7,586,521	7,601,390	14,869	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	RUB	323,100	4,094,569	4,115,159	20,590	—
South African Rand,
Expiring 04/17/20	BNP Paribas	ZAR	92,330	6,394,709	5,148,345	—	(1,246,364)
				$467,344,435	$427,448,660	202,195	(40,097,970)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/20	Citibank, N.A.	AUD	2,010	$ 1,397,814	$ 1,236,470	$ 161,344	$ —
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	AUD	20,484	14,105,254	12,600,711	1,504,543	—
Brazilian Real,
Expiring 04/17/20	Goldman Sachs & Co.	BRL	125,919	24,355,131	24,205,064	150,067	—
Expiring 04/23/20	BNP Paribas	BRL	39,754	9,433,121	7,638,626	1,794,495	—
Expiring 04/23/20	BNP Paribas	BRL	19,651	4,662,934	3,775,888	887,046	—
Expiring 04/24/20	JPMorgan Chase Bank, N.A.	BRL	20,741	4,928,360	3,985,054	943,306	—
British Pound,
Expiring 04/01/20	Citibank, N.A.	GBP	3,385	4,197,705	4,204,562	—	(6,857)
Expiring 04/17/20	Citibank, N.A.	GBP	3,038	3,892,980	3,774,837	118,143	—
Expiring 04/17/20	Citibank, N.A.	GBP	2,920	3,747,536	3,628,217	119,319	—
Chinese Renminbi,
Expiring 04/17/20	BNP Paribas	CNH	126,408	18,157,949	17,819,017	338,932	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	CNH	284,476	40,870,045	40,100,837	769,208	—
A31

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 04/17/20	Citibank, N.A.	COP	1,797,410	$ 546,475	$ 441,945	$ 104,530	$ —
Euro,
Expiring 04/01/20	Citibank, N.A.	EUR	15,700	17,338,138	17,316,023	22,115	—
Expiring 04/17/20	BNP Paribas	EUR	111,369	124,335,970	122,908,098	1,427,872	—
Expiring 04/17/20	BNP Paribas	EUR	54,820	61,194,804	60,500,194	694,610	—
Expiring 04/17/20	BNP Paribas	EUR	10,400	11,745,240	11,477,600	267,640	—
Expiring 04/17/20	Citibank, N.A.	EUR	6,865	7,677,787	7,575,878	101,909	—
Expiring 04/17/20	Citibank, N.A.	EUR	4,400	4,928,374	4,855,908	72,466	—
Expiring 04/17/20	Citibank, N.A.	EUR	3,480	3,831,862	3,840,581	—	(8,719)
Expiring 04/17/20	Citibank, N.A.	EUR	3,455	3,856,782	3,812,991	43,791	—
Expiring 04/17/20	Goldman Sachs & Co.	EUR	27,539	30,768,759	30,392,993	375,766	—
Expiring 04/17/20	Goldman Sachs & Co.	EUR	4,100	4,377,119	4,524,823	—	(147,704)
Indian Rupee,
Expiring 04/17/20	Citibank, N.A.	INR	22,040	291,592	290,703	889	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	INR	924,240	12,217,866	12,135,608	82,258	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	INR	913,240	12,021,457	11,991,175	30,282	—
Japanese Yen,
Expiring 04/17/20	Goldman Sachs & Co.	JPY	71,619	664,344	666,614	—	(2,270)
Mexican Peso,
Expiring 04/17/20	Citibank, N.A.	MXN	576,480	23,729,289	24,231,030	—	(501,741)
Expiring 04/17/20	Goldman Sachs & Co.	MXN	684,035	35,832,467	28,751,855	7,080,612	—
Expiring 04/17/20	Goldman Sachs & Co.	MXN	108,000	4,929,369	4,539,537	389,832	—
Expiring 06/04/20	Morgan Stanley & Co. LLC	MXN	438,100	21,981,937	18,290,718	3,691,219	—
Philippine Peso,
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	PHP	1,369,122	26,690,099	26,815,308	—	(125,209)
Russian Ruble,
Expiring 04/17/20	Goldman Sachs & Co.	RUB	1,137,090	18,363,263	14,435,050	3,928,213	—
Expiring 04/17/20	Goldman Sachs & Co.	RUB	723,117	11,670,233	9,179,772	2,490,461	—
Swiss Franc,
Expiring 04/17/20	Citibank, N.A.	CHF	5,500	5,698,832	5,719,222	—	(20,390)
				$574,440,887	$547,662,909	27,590,868	(812,890)
						$27,793,063	$(40,910,860)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.34	06/20/25	5.000%(Q)	25,090	6.548%	$(1,530,490)	$(1,558,795)	$ (28,305)
CDX.NA.IG.33	12/20/24	1.000%(Q)	34,103	1.080%	(326,193)	(112,506)	213,687
CDX.NA.IG.33	12/20/29	1.000%(Q)	17,470	1.389%	(113,698)	(576,684)	(462,986)
CDX.NA.IG.34	06/20/25	1.000%(Q)	222,140	1.137%	(824,132)	(1,434,926)	(610,794)
					$(2,794,513)	$(3,682,911)	$(888,398)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery
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AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	3,997	08/23/47	1.498%(A)	6 Month EURIBOR(1)(S)	$ (4,320)	$ (1,618,471)	$ (1,614,151)
JPY	2,200,700	05/09/46	0.641%(S)	6 Month JPY LIBOR(1)(S)	—	(2,437,505)	(2,437,505)
MXN	529,900	07/18/29	7.450%(M)	28 Day Mexican Interbank Rate(2)(M)	222,831	795,982	573,151
MXN	457,440	07/20/29	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)	232,924	671,519	438,595
	76,600	06/14/20	1.671%(S)	3 Month LIBOR(2)(Q)	(22,076)	496,123	518,199
	124,356	03/23/22	0.600%(S)	3 Month LIBOR(2)(Q)	19,431	387,790	368,359
	72,440	03/23/25	0.700%(S)	3 Month LIBOR(2)(Q)	(58,469)	709,024	767,493
	27,564	09/18/25	0.645%(S)	3 Month LIBOR(2)(Q)	—	205,352	205,352
	21,385	09/18/25	0.658%(S)	3 Month LIBOR(2)(Q)	—	173,141	173,141
	277,639	06/30/26	1.550%(S)	3 Month LIBOR(1)(Q)	999,867	(17,985,671)	(18,985,538)
	93,014	07/31/26	1.520%(S)	3 Month LIBOR(1)(Q)	405,029	(5,433,924)	(5,838,953)
	46,320	11/15/26	1.600%(S)	3 Month LIBOR(1)(Q)	11,502	(3,098,347)	(3,109,849)
	18,001	11/15/26	1.650%(S)	3 Month LIBOR(1)(Q)	(68,108)	(1,263,317)	(1,195,209)
	146,344	02/15/27	0.300%(A)	1 Day USOIS(1)(A)	448,321	345,147	(103,174)
	167,196	02/15/27	0.750%(S)	3 Month LIBOR(1)(Q)	(143,358)	(2,078,789)	(1,935,431)
	82,970	03/24/27	0.770%(S)	3 Month LIBOR(2)(Q)	627,958	994,019	366,061
	6,243	11/15/44	1.810%(S)	3 Month LIBOR(1)(Q)	8,355	(1,359,870)	(1,368,225)
	119,340	11/15/44	1.850%(S)	3 Month LIBOR(1)(Q)	242,969	(27,111,516)	(27,354,485)
	12,711	03/17/50	0.900%(S)	3 Month LIBOR(1)(Q)	215,635	(37,079)	(252,714)
	5,942	03/18/50	0.792%(S)	3 Month LIBOR(1)(Q)	—	160,186	160,186
	5,890	03/19/50	0.818%(S)	3 Month LIBOR(1)(Q)	—	120,367	120,367
	5,017	09/18/50	0.838%(S)	3 Month LIBOR(1)(Q)	—	74,954	74,954
	3,878	09/18/50	0.855%(S)	3 Month LIBOR(1)(Q)	(7,634)	39,330	46,964
					$3,130,857	$(57,251,555)	$(60,382,412)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	58,256	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	$24,147	$35,737	$(11,590)	Citibank, N.A.
BRL	54,700	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	22,673	28,780	(6,107)	Citibank, N.A.
BRL	46,100	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	19,108	—	19,108	Citibank, N.A.
BRL	37,900	01/04/27	7.044%(T)	1 Day BROIS(2)(T)	22,571	—	22,571	JPMorgan Chase Bank, N.A.
					$88,499	$64,517	$ 23,982

A33

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A34